UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21598

Putnam Target Date Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Retirement Advantage Plus Maturity Fund
Class A [PRMAX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$22	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSA-0326

Putnam Retirement Advantage Plus Maturity Fund
Class C [PRMCX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSC-0326

Putnam Retirement Advantage Plus Maturity Fund
Class R [PRMKX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSR-0326

Putnam Retirement Advantage Plus Maturity Fund
Class R3 [PACKX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSR3-0326

Putnam Retirement Advantage Plus Maturity Fund
Class R4 [PACPX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSR4-0326

Putnam Retirement Advantage Plus Maturity Fund
Class R5 [PACQX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSR5-0326

Putnam Retirement Advantage Plus Maturity Fund
Class R6 [PREWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSR6-0326

Putnam Retirement Advantage Plus Maturity Fund
Class Y [PRMYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund   (previously known as Putnam Sustainable Retirement Maturity Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus Maturity Fund	PAGE 1	39015-STSY-0326

Putnam Retirement Advantage Plus 2030 Fund
Class A [PRRQX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$22	0.42%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSA-0326

Putnam Retirement Advantage Plus 2030 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSC-0326

Putnam Retirement Advantage Plus 2030 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSR-0326

Putnam Retirement Advantage Plus 2030 Fund
Class R3 [PADOX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSR3-0326

Putnam Retirement Advantage Plus 2030 Fund
Class R4 [PADNX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSR4-0326

Putnam Retirement Advantage Plus 2030 Fund
Class R5 [PADRX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSR5-0326

Putnam Retirement Advantage Plus 2030 Fund
Class R6 [PREZX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSR6-0326

Putnam Retirement Advantage Plus 2030 Fund
Class Y [PRRTX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2030 Fund	PAGE 1	39017-STSY-0326

Putnam Retirement Advantage Plus 2035 Fund
Class A [PRRWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$19	0.37%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSA-0326

Putnam Retirement Advantage Plus 2035 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSC-0326

Putnam Retirement Advantage Plus 2035 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSR-0326

Putnam Retirement Advantage Plus 2035 Fund
Class R3 [PADUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$27	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSR3-0326

Putnam Retirement Advantage Plus 2035 Fund
Class R4 [PADSX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$14	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSR4-0326

Putnam Retirement Advantage Plus 2035 Fund
Class R5 [PADVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$6	0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSR5-0326

Putnam Retirement Advantage Plus 2035 Fund
Class R6 [PREGX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSR6-0326

Putnam Retirement Advantage Plus 2035 Fund
Class Y [PRRYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$6	0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2035 Fund	PAGE 1	39018-STSY-0326

Putnam Retirement Advantage Plus 2040 Fund
Class A [PRRZX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$18	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSA-0326

Putnam Retirement Advantage Plus 2040 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$56	1.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSC-0326

Putnam Retirement Advantage Plus 2040 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSR-0326

Putnam Retirement Advantage Plus 2040 Fund
Class R3 [PAAUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$25	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSR3-0326

Putnam Retirement Advantage Plus 2040 Fund
Class R4 [PAAYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSR4-0326

Putnam Retirement Advantage Plus 2040 Fund
Class R5 [PABTX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSR5-0326

Putnam Retirement Advantage Plus 2040 Fund
Class R6 [PREHX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(1)	-0.01%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSR6-0326

Putnam Retirement Advantage Plus 2040 Fund
Class Y [PRZZX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2040 Fund	PAGE 1	39009-STSY-0326

Putnam Retirement Advantage Plus 2045 Fund
Class A [PRVLX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$17	0.32%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSA-0326

Putnam Retirement Advantage Plus 2045 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSC-0326

Putnam Retirement Advantage Plus 2045 Fund
Class R
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.72%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSR-0326

Putnam Retirement Advantage Plus 2045 Fund
Class R3 [PACGX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$24	0.47%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSR3-0326

Putnam Retirement Advantage Plus 2045 Fund
Class R4 [PACFX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$11	0.22%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSR4-0326

Putnam Retirement Advantage Plus 2045 Fund
Class R5 [PACHX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSR5-0326

Putnam Retirement Advantage Plus 2045 Fund
Class R6 [PREKX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(2)	-0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSR6-0326

Putnam Retirement Advantage Plus 2045 Fund
Class Y [PRVYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$4	0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2045 Fund	PAGE 1	39010-STSY-0326

Putnam Retirement Advantage Plus 2050 Fund
Class A [PRRJX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$16	0.31%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSA-0326

Putnam Retirement Advantage Plus 2050 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSC-0326

Putnam Retirement Advantage Plus 2050 Fund
Class R [PRRKX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.71%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSR-0326

Putnam Retirement Advantage Plus 2050 Fund
Class R3 [PADWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$24	0.46%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSR3-0326

Putnam Retirement Advantage Plus 2050 Fund
Class R4 [PAEHX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$11	0.21%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSR4-0326

Putnam Retirement Advantage Plus 2050 Fund
Class R5 [PAEJX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSR5-0326

Putnam Retirement Advantage Plus 2050 Fund
Class R6 [PREUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(2)	-0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSR6-0326

Putnam Retirement Advantage Plus 2050 Fund
Class Y [PRRUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2050 Fund	PAGE 1	39034-STSY-0326

Putnam Retirement Advantage Plus 2055 Fund
Class A [PRRFX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$16	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSA-0326

Putnam Retirement Advantage Plus 2055 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSC-0326

Putnam Retirement Advantage Plus 2055 Fund
Class R [PRRVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.70%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSR-0326

Putnam Retirement Advantage Plus 2055 Fund
Class R3 [PAEOX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.45%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSR3-0326

Putnam Retirement Advantage Plus 2055 Fund
Class R4 [PAEPX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSR4-0326

Putnam Retirement Advantage Plus 2055 Fund
Class R5 [PAESX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSR5-0326

Putnam Retirement Advantage Plus 2055 Fund
Class R6 [PREVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSR6-0326

Putnam Retirement Advantage Plus 2055 Fund
Class Y [PRTLX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2055 Fund	PAGE 1	39195-STSY-0326

Putnam Retirement Advantage Plus 2060 Fund
Class A [PRTFX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.29%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSA-0326

Putnam Retirement Advantage Plus 2060 Fund
Class C
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSC-0326

Putnam Retirement Advantage Plus 2060 Fund
Class R [PRTRX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSR-0326

Putnam Retirement Advantage Plus 2060 Fund
Class R3 [PAEVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.44%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSR3-0326

Putnam Retirement Advantage Plus 2060 Fund
Class R4 [PAEUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSR4-0326

Putnam Retirement Advantage Plus 2060 Fund
Class R5 [PAEWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSR5-0326

Putnam Retirement Advantage Plus 2060 Fund
Class R6 [PEFGX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSR6-0326

Putnam Retirement Advantage Plus 2060 Fund
Class Y [PRTYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.04%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2060 Fund	PAGE 1	39241-STSY-0326

Putnam Retirement Advantage Plus 2065 Fund
Class A [PCJQX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSA-0326

Putnam Retirement Advantage Plus 2065 Fund
Class C [PCJRX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSC-0326

Putnam Retirement Advantage Plus 2065 Fund
Class R [PCJUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.69%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSR-0326

Putnam Retirement Advantage Plus 2065 Fund
Class R3 [PCJVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSR3-0326

Putnam Retirement Advantage Plus 2065 Fund
Class R4 [PCJWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSR4-0326

Putnam Retirement Advantage Plus 2065 Fund
Class R5 [PCJIX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSR5-0326

Putnam Retirement Advantage Plus 2065 Fund
Class R6 [PCJYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSR6-0326

Putnam Retirement Advantage Plus 2065 Fund
Class Y [PCJSX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2065 Fund	PAGE 1	39412-STSY-0326

Putnam Retirement Advantage Plus 2070 Fund
Class A [PAJOX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSA-0326

Putnam Retirement Advantage Plus 2070 Fund
Class C [PAJPX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSC-0326

Putnam Retirement Advantage Plus 2070 Fund
Class R [PAJSX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.67%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSR-0326

Putnam Retirement Advantage Plus 2070 Fund
Class R3 [PAJTX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSR3-0326

Putnam Retirement Advantage Plus 2070 Fund
Class R4 [PAJUX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSR4-0326

Putnam Retirement Advantage Plus 2070 Fund
Class R5 [PAJVX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSR5-0326

Putnam Retirement Advantage Plus 2070 Fund
Class R6 [PAJWX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSR6-0326

Putnam Retirement Advantage Plus 2070 Fund
Class Y [PAJYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Plus 2070 Fund	PAGE 1	47519-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam Target Date
Funds
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
Putnam Retirement Advantage Plus Maturity Fund (formerly, Putnam Sustainable Retirement Maturity Fund)
Putnam Retirement Advantage Plus 2030 Fund (formerly, Putnam Sustainable Retirement 2030 Fund)
Putnam Retirement Advantage Plus 2035 Fund (formerly, Putnam Sustainable Retirement 2035 Fund)
Putnam Retirement Advantage Plus 2040 Fund (formerly, Putnam Sustainable Retirement 2040 Fund)
Putnam Retirement Advantage Plus 2045 Fund (formerly, Putnam Sustainable Retirement 2045 Fund)
Putnam Retirement Advantage Plus 2050 Fund (formerly, Putnam Sustainable Retirement 2050 Fund)
Putnam Retirement Advantage Plus 2055 Fund (formerly, Putnam Sustainable Retirement 2055 Fund)
Putnam Retirement Advantage Plus 2060 Fund (formerly, Putnam Sustainable Retirement 2060 Fund)
Putnam Retirement Advantage Plus 2065 Fund (formerly, Putnam Sustainable Retirement 2065 Fund)
Putnam Retirement Advantage Plus 2070 Fund (formerly, Putnam Sustainable Retirement 2070 Fund)
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 92
Notes to Financial Statements 106
Changes In and Disagreements with Accountants 133
Results of Meeting(s) of Shareholders 133
Remuneration Paid to Directors, Officers and Others 133
Board Approval of Management and Subadvisory Agreements 133

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.78 $16.49 $15.44 $16.12 $17.41 $17.18
Income from investment operations
a
:
Net investment income
b,c
............ 0.26 0.53 0.59 1.13 0.34 0.19
Net realized and unrealized gains (losses) 0.38 0.31 1.06 (0.65) (1.00) 0.32
Total from investment operations ........ 0.64 0.84 1.65 0.48 (0.66) 0.51
Less distributions from:
Net investment income .............. (0.32) (0.55) (0.60) (1.16) (0.45) (0.24)
Net realized gains ................. — — — — (0.18) (0.04)
Total distributions ................... (0.32) (0.55) (0.60) (1.16) (0.63) (0.28)
Net asset value, end of period .......... $17.10 $16.78 $16.49 $15.44 $16.12 $17.41
Total return
d
....................... 3.82% 5.20% 10.97% 3.24% (3.90)% 2.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.96% 0.91% 0.93% 0.90% 0.72%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.42% 0.43% 0.42% 0.37% 0.38% 0.39%
g
Net investment income
c
............... 3.02% 3.18% 3.79% 7.29% 2.04% 1.10%
Supplemental data
Net assets, end of period (000’s) ........ $40,881 $41,824 $23,513 $23,630 $25,827 $29,465
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.32 $16.04 $15.04 $15.73 $17.00 $16.79
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.40 0.47 0.98 0.22 0.05
Net realized and unrealized gains (losses) 0.40 0.30 1.02 (0.62) (0.99) 0.33
Total from investment operations ........ 0.56 0.70 1.49 0.36 (0.77) 0.38
Less distributions from:
Net investment income .............. (0.24) (0.42) (0.49) (1.05) (0.32) (0.13)
Net realized gains ................. — — — — (0.18) (0.04)
Total distributions ................... (0.24) (0.42) (0.49) (1.05) (0.50) (0.17)
Net asset value, end of period .......... $16.64 $16.32 $16.04 $15.04 $15.73 $17.00
Total return
d
....................... 3.42% 4.45% 10.10% 2.54% (4.61)% 2.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.67% 1.70% 1.66% 1.68% 1.65% 1.46%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.17% 1.16% 1.17% 1.12% 1.13% 1.13%
g
Net investment income
c
............... 1.96% 2.45% 3.07% 6.51% 1.32% 0.28%
Supplemental data
Net assets, end of period (000’s) ........ $338 $1,334 $781 $879 $1,066 $1,647
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.75 $16.46 $15.42 $16.10 $17.39 $17.16
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.46 0.53 0.96 0.27 0.13
Net realized and unrealized gains (losses) 0.37 0.32 1.05 (0.54) (1.00) 0.33
Total from investment operations ........ 0.60 0.78 1.58 0.42 (0.73) 0.46
Less distributions from:
Net investment income .............. (0.29) (0.49) (0.54) (1.10) (0.38) (0.19)
Net realized gains ................. — — — — (0.18) (0.04)
Total distributions ................... (0.29) (0.49) (0.54) (1.10) (0.56) (0.23)
Net asset value, end of period .......... $17.06 $16.75 $16.46 $15.42 $16.10 $17.39
Total return
d
....................... 3.56% 4.80% 10.49% 2.86% (4.28)% 2.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.36% 1.31% 1.33% 1.30% 1.06%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.82% 0.82% 0.82% 0.77% 0.78% 0.73%
g
Net investment income
c
............... 2.61% 2.79% 3.38% 6.21% 1.63% 0.75%
Supplemental data
Net assets, end of period (000’s) ........ $1,342 $1,251 $598 $531 $704 $737
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.85 $16.55 $15.50 $16.17 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c,d
............ 0.25 0.51 0.57 1.05 0.31 0.08
Net realized and unrealized gains (losses) 0.38 0.32 1.06 (0.59) (1.01) 0.14
Total from investment operations ........ 0.63 0.83 1.63 0.46 (0.70) 0.22
Less distributions from:
Net investment income .............. (0.31) (0.53) (0.58) (1.13) (0.42) (0.08)
Net realized gains ................. — — — — (0.18) —
Total distributions ................... (0.31) (0.53) (0.58) (1.13) (0.60) (0.08)
Net asset value, end of period .......... $17.17 $16.85 $16.55 $15.50 $16.17 $17.47
Total return
e
....................... 3.72% 5.09% 10.76% 3.15% (4.09)% 1.28%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.05% 1.10% 1.06% 1.08% 1.05% 0.59%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.57% 0.57% 0.57% 0.52% 0.53% 0.30%
h
Net investment income
d
............... 2.88% 3.04% 3.64% 6.79% 1.86% 0.49%
Supplemental data
Net assets, end of period (000’s) ........ $4,301 $4,613 $1,391 $1,546 $1,926 $2,584
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.88 $16.57 $15.51 $16.18 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c,d
............ 0.27 0.57 0.61 1.22 0.36 0.12
Net realized and unrealized gains (losses) 0.38 0.31 1.07 (0.72) (1.01) 0.13
Total from investment operations ........ 0.65 0.88 1.68 0.50 (0.65) 0.25
Less distributions from:
Net investment income .............. (0.33) (0.57) (0.62) (1.17) (0.46) (0.11)
Net realized gains ................. — — — — (0.18) —
Total distributions ................... (0.33) (0.57) (0.62) (1.17) (0.64) (0.11)
Net asset value, end of period .......... $17.20 $16.88 $16.57 $15.51 $16.18 $17.47
Total return
e
....................... 3.85% 5.38% 11.07% 3.37% (3.81)% 1.44%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.85% 0.81% 0.83% 0.80% 0.45%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.32% 0.32% 0.32% 0.27% 0.28% 0.16%
h
Net investment income
d
............... 3.12% 3.29% 3.87% 7.83% 2.14% 0.67%
Supplemental data
Net assets, end of period (000’s) ........ $1,150 $1,094 $134 $170 $224 $220
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.86 $16.56 $15.51 $16.18 $17.47 $17.33
Income from investment operations
b
:
Net investment income
c,d
............ 0.28 0.56 0.64 1.16 0.38 0.12
Net realized and unrealized gains (losses) 0.38 0.33 1.05 (0.64) (1.00) 0.14
Total from investment operations ........ 0.66 0.89 1.69 0.52 (0.62) 0.26
Less distributions from:
Net investment income .............. (0.34) (0.59) (0.64) (1.19) (0.49) (0.12)
Net realized gains ................. — — — — (0.18) —
Total distributions ................... (0.34) (0.59) (0.64) (1.19) (0.67) (0.12)
Net asset value, end of period .......... $17.18 $16.86 $16.56 $15.51 $16.18 $17.47
Total return
e
....................... 3.93% 5.50% 11.20% 3.54% (3.66)% 1.52%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.71% 0.66% 0.68% 0.65% 0.36%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.17% 0.18% 0.17% 0.12% 0.13% 0.07%
h
Net investment income
d
............... 3.27% 3.39% 4.03% 7.48% 2.29% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $12 $12 $11 $10 $10 $10
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.86 $16.56 $15.51 $16.18 $17.47 $17.24
Income from investment operations
a
:
Net investment income
b,c
............ 0.29 0.59 0.66 1.45 0.41 0.25
Net realized and unrealized gains (losses) 0.38 0.32 1.05 (0.91) (1.02) 0.33
Total from investment operations ........ 0.67 0.91 1.71 0.54 (0.61) 0.58
Less distributions from:
Net investment income .............. (0.35) (0.61) (0.66) (1.21) (0.50) (0.31)
Net realized gains ................. — — — — (0.18) (0.04)
Total distributions ................... (0.35) (0.61) (0.66) (1.21) (0.68) (0.35)
Net asset value, end of period .......... $17.18 $16.86 $16.56 $15.51 $16.18 $17.47
Total return
d
....................... 3.99% 5.62% 11.32% 3.63% (3.55)% 3.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.61% 0.56% 0.58% 0.55% 0.34%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.07% 0.08% 0.07% 0.02% 0.03% 0.05%
g
Net investment income
c
............... 3.37% 3.53% 4.23% 9.28% 2.42% 1.41%
Supplemental data
Net assets, end of period (000’s) ........ $3,066 $2,787 $905 $1,599 $3,662 $4,673
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.86 $16.56 $15.51 $16.18 $17.47 $17.25
Income from investment operations
a
:
Net investment income
b,c
............ 0.28 0.58 0.63 1.17 0.38 0.22
Net realized and unrealized gains (losses) 0.38 0.31 1.06 (0.65) (1.00) 0.34
Total from investment operations ........ 0.66 0.89 1.69 0.52 (0.62) 0.56
Less distributions from:
Net investment income .............. (0.34) (0.59) (0.64) (1.19) (0.49) (0.30)
Net realized gains ................. — — — — (0.18) (0.04)
Total distributions ................... (0.34) (0.59) (0.64) (1.19) (0.67) (0.34)
Net asset value, end of period .......... $17.18 $16.86 $16.56 $15.51 $16.18 $17.47
Total return
d
....................... 3.94% 5.50% 11.19% 3.54% (3.66)% 3.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.71% 0.66% 0.68% 0.65% 0.46%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.17% 0.18% 0.17% 0.12% 0.13% 0.13%
g
Net investment income
c
............... 3.27% 3.43% 4.02% 7.54% 2.28% 1.25%
Supplemental data
Net assets, end of period (000’s) ........ $586,650 $586,625 $176,501 $177,575 $215,711 $263,315
Portfolio turnover rate ................ 2% 10% 8% 121% 24% 65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement Maturity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 20.8%
a,b
Putnam Sustainable Future ETF ........................................ 1,753,910 $ 43,434,704
b
Putnam Sustainable Leaders ETF ....................................... 2,426,058 89,109,110
132,543,814
Domestic Fixed Income 74.6%
b
Putnam ESG Core Bond ETF .......................................... 6,696,322 330,663,711
b
Putnam ESG High Yield ETF ........................................... 2,075,084 108,733,157
b
Putnam ESG Ultra Short ETF .......................................... 720,639 36,608,461
476,005,329
Foreign Equity 4.4%
b
Putnam PanAgora ESG International Equity ETF ............................ 991,180 27,782,775
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 601,646,771 ) ...............................................................
636,331,918
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 1,682,653 1,682,653
Total Money Market Funds (Cost $ 1,682,653 ) ...................................
1,682,653
Total Short Term Investments (Cost $ 1,682,653 ) .................................
1,682,653
a
Total Investments (Cost $ 603,329,424 ) 100.1% ..................................
$638,014,571
Other Assets, less Liabilities (0.1) % ...........................................
(275,680)
Net Assets 100.0% ...........................................................
$637,738,891
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.54 $21.11 $19.16 $20.61 $23.86 $21.51
Income from investment operations
a
:
Net investment income
b,c
............ 0.30 0.57 0.59 1.11 0.32 0.23
Net realized and unrealized gains (losses) 0.53 0.45 1.96 (0.31) (1.47) 2.12
Total from investment operations ........ 0.83 1.02 2.55 0.80 (1.15) 2.35
Less distributions from:
Net investment income .............. (0.51) (0.59) (0.60) (1.33) (1.02) (—)
d
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.51) (0.59) (0.60) (2.25) (2.10) (—)
d
Net asset value, end of period .......... $21.86 $21.54 $21.11 $19.16 $20.61 $23.86
Total return
e
....................... 3.85% 4.97% 13.55% 4.58% (5.36)% 10.93%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.89% 0.92% 0.95% 0.92% 0.72%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.42% 0.41% 0.41% 0.37% 0.36% 0.39%
h
Net investment income
c
............... 2.65% 2.69% 2.97% 5.80% 1.43% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $26,627 $27,385 $25,174 $22,952 $22,901 $24,643
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.48 $19.13 $17.41 $18.93 $22.03 $20.18
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.37 0.40 0.89 0.14 —
d
Net realized and unrealized gains (losses) 0.50 0.41 1.79 (0.31) (1.35) 2.04
Total from investment operations ........ 0.67 0.78 2.19 0.58 (1.21) 2.04
Less distributions from:
Net investment income .............. (0.22) (0.43) (0.47) (1.18) (0.81) (0.19)
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.22) (0.43) (0.47) (2.10) (1.89) (0.19)
Net asset value, end of period .......... $19.93 $19.48 $19.13 $17.41 $18.93 $22.03
Total return
e
....................... 3.44% 4.17% 12.77% 3.72% (6.05)% 10.14%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.64% 1.64% 1.67% 1.70% 1.67% 1.47%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.17% 1.16% 1.16% 1.12% 1.11% 1.14%
h
Net investment income
c
............... 1.72% 1.94% 2.25% 5.06% 0.66% —%
i
Supplemental data
Net assets, end of period (000’s) ........ $296 $663 $748 $764 $898 $1,349
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.
i
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.82 $19.21 $17.49 $19.02 $22.17 $20.31
Income from investment operations
a
:
Net investment income
b,c
............ 0.26 0.44 0.49 0.95 0.21 0.09
Net realized and unrealized gains (losses) 0.47 0.42 1.77 (0.30) (1.36) 2.05
Total from investment operations ........ 0.73 0.86 2.26 0.65 (1.15) 2.14
Less distributions from:
Net investment income .............. (0.54) (0.25) (0.54) (1.26) (0.92) (0.28)
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.54) (0.25) (0.54) (2.18) (2.00) (0.28)
Net asset value, end of period .......... $20.01 $19.82 $19.21 $17.49 $19.02 $22.17
Total return
d
....................... 3.65% 4.54% 13.17% 4.13% (5.76)% 10.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.29% 1.32% 1.35% 1.32% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.82% 0.81% 0.81% 0.77% 0.76% 0.72%
g
Net investment income
c
............... 2.57% 2.29% 2.78% 5.38% 1.03% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $202 $71 $58 $422 $395 $586
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.06 $25.39 $22.91 $24.19 $27.61 $26.19
Income from investment operations
b
:
Net investment income
c,d
............ 0.34 0.65 0.67 1.26 0.35 0.06
Net realized and unrealized gains (losses) 0.64 0.55 2.36 (0.34) (1.73) 1.36
Total from investment operations ........ 0.98 1.20 3.03 0.92 (1.38) 1.42
Less distributions from:
Net investment income .............. (0.46) (0.53) (0.55) (1.28) (0.96) —
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.46) (0.53) (0.55) (2.20) (2.04) —
Net asset value, end of period .......... $26.58 $26.06 $25.39 $22.91 $24.19 $27.61
Total return
e
....................... 3.75% 4.83% 13.42% 4.38% (5.48)% 5.42%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 1.07% 1.10% 1.07% 0.60%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.57% 0.56% 0.56% 0.52% 0.51% 0.30%
h
Net investment income
d
............... 2.51% 2.54% 2.81% 5.54% 1.33% 0.26%
Supplemental data
Net assets, end of period (000’s) ........ $6,269 $6,280 $6,757 $6,171 $5,622 $7,452
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.10 $25.43 $22.93 $24.22 $27.65 $26.19
Income from investment operations
b
:
Net investment income
c,d
............ 0.37 0.71 0.72 1.33 0.40 0.09
Net realized and unrealized gains (losses) 0.64 0.56 2.38 (0.36) (1.72) 1.37
Total from investment operations ........ 1.01 1.27 3.10 0.97 (1.32) 1.46
Less distributions from:
Net investment income .............. (0.53) (0.60) (0.60) (1.34) (1.03) —
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.53) (0.60) (0.60) (2.26) (2.11) —
Net asset value, end of period .......... $26.58 $26.10 $25.43 $22.93 $24.22 $27.65
Total return
e
....................... 3.85% 5.08% 13.74% 4.61% (5.23)% 5.57%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.79% 0.82% 0.85% 0.82% 0.46%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.32% 0.31% 0.31% 0.27% 0.26% 0.16%
h
Net investment income
d
............... 2.78% 2.79% 3.05% 5.82% 1.54% 0.36%
Supplemental data
Net assets, end of period (000’s) ........ $3,019 $2,835 $2,889 $2,986 $2,733 $2,899
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.11 $25.44 $22.95 $24.24 $27.68 $26.19
Income from investment operations
b
:
Net investment income
c,d
............ 0.39 0.74 0.76 1.37 0.44 0.12
Net realized and unrealized gains (losses) 0.64 0.57 2.37 (0.37) (1.72) 1.37
Total from investment operations ........ 1.03 1.31 3.13 1.00 (1.28) 1.49
Less distributions from:
Net investment income .............. (0.56) (0.64) (0.64) (1.37) (1.08) —
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.56) (0.64) (0.64) (2.29) (2.16) —
Net asset value, end of period .......... $26.58 $26.11 $25.44 $22.95 $24.24 $27.68
Total return
e
....................... 3.94% 5.25% 13.88% 4.78% (5.11)% 5.69%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.64% 0.67% 0.70% 0.67% 0.37%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.17% 0.16% 0.16% 0.12% 0.11% 0.07%
h
Net investment income
d
............... 2.91% 2.91% 3.22% 6.01% 1.69% 0.45%
Supplemental data
Net assets, end of period (000’s) ........ $13 $12 $12 $11 $10 $11
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.13 $25.46 $22.97 $24.25 $27.69 $25.25
Income from investment operations
a
:
Net investment income
b,c
............ 0.41 0.78 0.82 1.57 0.49 0.30
Net realized and unrealized gains (losses) 0.64 0.55 2.33 (0.53) (1.75) 2.54
Total from investment operations ........ 1.05 1.33 3.15 1.04 (1.26) 2.84
Less distributions from:
Net investment income .............. (0.59) (0.66) (0.66) (1.40) (1.10) (0.40)
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.59) (0.66) (0.66) (2.32) (2.18) (0.40)
Net asset value, end of period .......... $26.59 $26.13 $25.46 $22.97 $24.25 $27.69
Total return
d
....................... 4.00% 5.34% 13.97% 4.93% (5.01)% 11.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.57% 0.60% 0.57% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.07% 0.06% 0.06% 0.02% 0.01% 0.05%
g
Net investment income
c
............... 3.04% 3.04% 3.53% 6.86% 1.89% 1.13%
Supplemental data
Net assets, end of period (000’s) ........ $4,197 $3,280 $5,289 $12,068 $18,059 $18,567
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.05 $25.39 $22.90 $24.19 $27.63 $25.22
Income from investment operations
a
:
Net investment income
b,c
............ 0.39 0.75 0.76 1.38 0.44 0.23
Net realized and unrealized gains (losses) 0.64 0.55 2.37 (0.38) (1.72) 2.58
Total from investment operations ........ 1.03 1.30 3.13 1.00 (1.28) 2.81
Less distributions from:
Net investment income .............. (0.57) (0.64) (0.64) (1.37) (1.08) (0.40)
Net realized gains ................. — — — (0.92) (1.08) —
Total distributions ................... (0.57) (0.64) (0.64) (2.29) (2.16) (0.40)
Net asset value, end of period .......... $26.51 $26.05 $25.39 $22.90 $24.19 $27.63
Total return
d
....................... 3.93% 5.23% 13.91% 4.79% (5.11)% 11.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.64% 0.67% 0.70% 0.67% 0.47%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.17% 0.16% 0.16% 0.12% 0.11% 0.14%
g
Net investment income
c
............... 2.91% 2.94% 3.20% 6.08% 1.70% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $469,752 $362,685 $253,535 $193,228 $187,829 $197,357
Portfolio turnover rate ................ 2% 18% 29% 144% 37% 54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2030 Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Domestic Equity 27.8%
a,b
Putnam Sustainable Future ETF ........................................ 1,799,786 $ 44,570,800
b
Putnam Sustainable Leaders ETF ....................................... 2,660,024 97,702,682
142,273,482
Domestic Fixed Income 66.0%
b
Putnam ESG Core Bond ETF .......................................... 5,221,801 257,852,011
b
Putnam ESG High Yield ETF ........................................... 705,675 36,976,947
b
Putnam ESG Ultra Short ETF .......................................... 818,801 41,595,091
336,424,049
Foreign Equity 5.6%
b
Putnam PanAgora ESG International Equity ETF ............................ 1,016,601 28,495,326
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 479,677,076 ) ...............................................................
507,192,857
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 985,343 985,343
Total Money Market Funds (Cost $ 985,343 ) .....................................
985,343
Total Short Term Investments (Cost $ 985,343 ) ..................................
985,343
a
Total Investments (Cost $ 480,662,419 ) 99.6% ...................................
$508,178,200
Other Assets, less Liabilities 0.4% .............................................
2,194,942
Net Assets 100.0% ...........................................................
$510,373,142
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.58 $22.80 $20.02 $21.25 $25.36 $21.92
Income from investment operations
a
:
Net investment income
b,c
............ 0.27 0.45 0.47 0.92 0.32 0.16
Net realized and unrealized gains (losses) 0.73 0.86 2.81 0.25 (1.73) 3.28
Total from investment operations ........ 1.00 1.31 3.28 1.17 (1.41) 3.44
Less distributions from:
Net investment income .............. (0.50) (0.53) (0.50) (1.13) (1.27) (—)
d
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.50) (0.53) (0.50) (2.40) (2.70) (—)
d
Net asset value, end of period .......... $24.08 $23.58 $22.80 $20.02 $21.25 $25.36
Total return
e
....................... 4.21% 5.84% 16.67% 6.54% (6.43)% 15.70%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.93% 0.96% 0.96% 0.75%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.37% 0.37% 0.36% 0.34% 0.34% 0.38%
h
Net investment income
c
............... 2.21% 1.98% 2.24% 4.64% 1.36% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $35,557 $34,775 $30,392 $22,106 $21,379 $23,803
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.13 $19.53 $17.23 $18.62 $22.56 $19.70
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.12 0.24 0.27 0.65 0.15 (0.01)
Net realized and unrealized gains (losses) 0.65 0.73 2.41 0.23 (1.55) 2.93
Total from investment operations ........ 0.77 0.97 2.68 0.88 (1.40) 2.92
Less distributions from:
Net investment income .............. (0.14) (0.37) (0.38) (1.00) (1.11) (0.06)
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.14) (0.37) (0.38) (2.27) (2.54) (0.06)
Net asset value, end of period .......... $20.76 $20.13 $19.53 $17.23 $18.62 $22.56
Total return
d
....................... 3.84% 5.04% 15.77% 5.78% (7.15)% 14.85%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.66% 1.68% 1.71% 1.71% 1.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.12% 1.12% 1.11% 1.09% 1.09% 1.13%
g
Net investment income (loss)
c
.......... 1.14% 1.23% 1.51% 3.82% 0.73% (0.05)%
Supplemental data
Net assets, end of period (000’s) ........ $460 $1,249 $1,238 $1,202 $1,134 $1,213
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.06 $21.38 $18.81 $20.11 $24.07 $21.04
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.34 0.37 0.78 0.19 0.06
Net realized and unrealized gains (losses) 0.67 0.79 2.64 0.25 (1.62) 3.15
Total from investment operations ........ 0.89 1.13 3.01 1.03 (1.43) 3.21
Less distributions from:
Net investment income .............. (0.42) (0.45) (0.44) (1.06) (1.10) (0.18)
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.42) (0.45) (0.44) (2.33) (2.53) (0.18)
Net asset value, end of period .......... $22.53 $22.06 $21.38 $18.81 $20.11 $24.07
Total return
d
....................... 4.02% 5.38% 16.23% 6.13% (6.83)% 15.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.31% 1.33% 1.36% 1.36% 1.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.77% 0.77% 0.76% 0.74% 0.74% 0.71%
g
Net investment income
c
............... 1.94% 1.58% 1.87% 4.21% 0.85% 0.29%
Supplemental data
Net assets, end of period (000’s) ........ $712 $770 $650 $552 $517 $876
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.78 $28.64 $25.01 $25.90 $30.30 $28.16
Income from investment operations
b
:
Net investment income
c,d
............ 0.32 0.53 0.56 1.08 0.35 0.03
Net realized and unrealized gains (losses) 0.93 1.06 3.52 0.37 (2.13) 2.11
Total from investment operations ........ 1.25 1.59 4.08 1.45 (1.78) 2.14
Less distributions from:
Net investment income .............. (0.45) (0.45) (0.45) (1.07) (1.19) —
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.45) (0.45) (0.45) (2.34) (2.62) —
Net asset value, end of period .......... $30.58 $29.78 $28.64 $25.01 $25.90 $30.30
Total return
e
....................... 4.17% 5.62% 16.52% 6.40% (6.58)% 7.60%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.06% 1.08% 1.11% 1.11% 0.63%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.52% 0.52% 0.51% 0.49% 0.49% 0.30%
h
Net investment income
d
............... 2.08% 1.83% 2.12% 4.40% 1.24% 0.09%
Supplemental data
Net assets, end of period (000’s) ........ $7,599 $7,145 $6,650 $5,410 $5,458 $7,415
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.80 $28.66 $25.01 $25.92 $30.34 $28.16
Income from investment operations
b
:
Net investment income
c,d
............ 0.36 0.60 0.61 1.12 0.40 0.06
Net realized and unrealized gains (losses) 0.91 1.07 3.54 0.39 (2.11) 2.12
Total from investment operations ........ 1.27 1.67 4.15 1.51 (1.71) 2.18
Less distributions from:
Net investment income .............. (0.51) (0.53) (0.50) (1.15) (1.28) —
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.51) (0.53) (0.50) (2.42) (2.71) —
Net asset value, end of period .......... $30.56 $29.80 $28.66 $25.01 $25.92 $30.34
Total return
e
....................... 4.26% 5.90% 16.82% 6.66% (6.36)% 7.74%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.81% 0.83% 0.86% 0.86% 0.49%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.27% 0.27% 0.26% 0.24% 0.24% 0.16%
h
Net investment income
d
............... 2.35% 2.08% 2.34% 4.59% 1.42% 0.19%
Supplemental data
Net assets, end of period (000’s) ........ $1,302 $1,241 $1,025 $940 $791 $687
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.84 $28.68 $25.04 $25.94 $30.37 $28.16
Income from investment operations
b
:
Net investment income
c,d
............ 0.38 0.65 0.66 1.18 0.46 0.09
Net realized and unrealized gains (losses) 0.92 1.07 3.53 0.37 (2.14) 2.12
Total from investment operations ........ 1.30 1.72 4.19 1.55 (1.68) 2.21
Less distributions from:
Net investment income .............. (0.55) (0.56) (0.55) (1.18) (1.32) —
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.55) (0.56) (0.55) (2.45) (2.75) —
Net asset value, end of period .......... $30.59 $29.84 $28.68 $25.04 $25.94 $30.37
Total return
e
....................... 4.34% 6.10% 16.96% 6.85% (6.24)% 7.85%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.68% 0.71% 0.71% 0.40%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.12% 0.11% 0.11% 0.09% 0.09% 0.07%
h
Net investment income
d
............... 2.47% 2.26% 2.52% 4.85% 1.62% 0.31%
Supplemental data
Net assets, end of period (000’s) ........ $13 $13 $13 $11 $10 $11
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2035 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.86 $28.70 $25.05 $25.96 $30.38 $26.44
Income from investment operations
a
:
Net investment income
b,c
............ 0.40 0.68 0.72 1.34 0.48 0.29
Net realized and unrealized gains (losses) 0.92 1.07 3.50 0.23 (2.12) 3.94
Total from investment operations ........ 1.32 1.75 4.22 1.57 (1.64) 4.23
Less distributions from:
Net investment income .............. (0.58) (0.59) (0.57) (1.21) (1.35) (0.29)
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.58) (0.59) (0.57) (2.48) (2.78) (0.29)
Net asset value, end of period .......... $30.60 $29.86 $28.70 $25.05 $25.96 $30.38
Total return
d
....................... 4.41% 6.20% 17.10% 6.92% (6.11)% 16.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.58% 0.61% 0.61% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.02% 0.02% 0.01% (0.01)%
g
(0.01)%
g
0.04%
h
Net investment income
c
............... 2.56% 2.33% 2.77% 5.44% 1.71% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $5,452 $5,238 $7,443 $11,598 $15,997 $17,492
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
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Putnam Sustainable Retirement 2035 Fund
(continued)
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a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.80 $28.65 $25.01 $25.92 $30.35 $26.42
Income from investment operations
a
:
Net investment income
b,c
............ 0.38 0.64 0.66 1.19 0.45 0.26
Net realized and unrealized gains (losses) 0.92 1.08 3.53 0.35 (2.12) 3.97
Total from investment operations ........ 1.30 1.72 4.19 1.54 (1.67) 4.23
Less distributions from:
Net investment income .............. (0.56) (0.57) (0.55) (1.18) (1.33) (0.30)
Net realized gains ................. — — — (1.27) (1.43) —
Total distributions ................... (0.56) (0.57) (0.55) (2.45) (2.76) (0.30)
Net asset value, end of period .......... $30.54 $29.80 $28.65 $25.01 $25.92 $30.35
Total return
d
....................... 4.33% 6.09% 16.99% 6.82% (6.23)% 16.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.66% 0.68% 0.71% 0.71% 0.50%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.12% 0.12% 0.11% 0.09% 0.09% 0.13%
g
Net investment income
c
............... 2.48% 2.23% 2.50% 4.89% 1.62% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $349,163 $306,223 $236,680 $158,644 $141,266 $124,961
Portfolio turnover rate ................ 6% 22% 27% 138% 39% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2035 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 45.7%
a,b
Putnam Sustainable Future ETF ........................................ 2,372,497 $ 58,753,702
b
Putnam Sustainable Leaders ETF ....................................... 3,386,459 124,384,639
183,138,341
Domestic Fixed Income 44.8%
b
Putnam ESG Core Bond ETF .......................................... 2,624,654 129,605,152
b
Putnam ESG High Yield ETF ........................................... 418,566 21,932,607
b
Putnam ESG Ultra Short ETF .......................................... 542,892 27,578,914
179,116,673
Foreign Equity 9.4%
b
Putnam PanAgora ESG International Equity ETF ............................ 1,340,716 37,580,269
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 360,534,634 ) ...............................................................
399,835,283
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 643,622 643,622
Total Money Market Funds (Cost $ 643,622 ) .....................................
643,622
Total Short Term Investments (Cost $ 643,622 ) ..................................
643,622
a
Total Investments (Cost $ 361,178,256 ) 100.1% ..................................
$400,478,905
Other Assets, less Liabilities (0.1) % ...........................................
(220,776)
Net Assets 100.0% ...........................................................
$400,258,129
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.12 $23.07 $19.93 $21.67 $25.95 $21.58
Income from investment operations
a
:
Net investment income
b,c
............ 0.26 0.38 0.39 0.75 0.33 0.05
Net realized and unrealized gains (losses) 0.95 1.13 3.21 0.66 (2.05) 4.32
Total from investment operations ........ 1.21 1.51 3.60 1.41 (1.72) 4.37
Less distributions from:
Net investment income .............. (0.55) (0.46) (0.46) (0.92) (1.33) (—)
d
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.55) (0.46) (0.46) (3.15) (2.56) (—)
d
Net asset value, end of period .......... $24.78 $24.12 $23.07 $19.93 $21.67 $25.95
Total return
e
....................... 5.01% 6.65% 18.34% 8.08% (7.60)% 20.26%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.92% 0.95% 0.97% 0.96% 0.75%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.34% 0.34% 0.34% 0.31% 0.30% 0.36%
h
Net investment income
c
............... 2.07% 1.62% 1.86% 3.82% 1.37% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $32,742 $33,777 $25,880 $16,840 $15,869 $17,763
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
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(continued)
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174
a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.79 $19.00 $16.51 $18.50 $22.53 $19.11
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.13 0.17 0.20 0.50 0.13 (0.05)
Net realized and unrealized gains (losses) 0.78 0.93 2.64 0.53 (1.74) 3.73
Total from investment operations ........ 0.91 1.10 2.84 1.03 (1.61) 3.68
Less distributions from:
Net investment income .............. (0.39) (0.31) (0.35) (0.79) (1.19) (0.26)
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.39) (0.31) (0.35) (3.02) (2.42) (0.26)
Net asset value, end of period .......... $20.31 $19.79 $19.00 $16.51 $18.50 $22.53
Total return
d
....................... 4.60% 5.86% 17.41% 7.29% (8.27)% 19.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.67% 1.67% 1.70% 1.72% 1.71% 1.49%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.09% 1.09% 1.09% 1.06% 1.05% 1.10%
g
Net investment income (loss)
c
.......... 1.31% 0.87% 1.17% 3.05% 0.63% (0.22)%
Supplemental data
Net assets, end of period (000’s) ........ $766 $942 $897 $869 $797 $823
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.06 $24.54 $21.18 $22.82 $26.76 $22.65
Income from investment operations
a
:
Net investment income
b,c
............ 0.33 0.30 0.41 0.70 0.07 0.08
Net realized and unrealized gains (losses) 0.92 1.22 3.33 0.72 (2.00) 4.39
Total from investment operations ........ 1.25 1.52 3.74 1.42 (1.93) 4.47
Less distributions from:
Net investment income .............. (0.59) — (0.38) (0.83) (0.78) (0.36)
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.59) — (0.38) (3.06) (2.01) (0.36)
Net asset value, end of period .......... $26.72 $26.06 $24.54 $21.18 $22.82 $26.76
Total return
d
....................... 4.79% 6.19% 17.87% 7.66% (7.97)% 19.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.31% 1.35% 1.37% 1.36% 1.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.73% 0.74% 0.71% 0.70% 0.69%
g
Net investment income
c
............... 2.41% 1.22% 1.90% 3.35% 0.28% 0.32%
Supplemental data
Net assets, end of period (000’s) ........ $83 $7 $92 $163 $142 $284
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

sv
a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.87 $29.36 $25.21 $26.54 $31.18 $28.47
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.32 0.44 0.47 0.94 0.37 (0.03)
Net realized and unrealized gains (losses) 1.20 1.44 4.06 0.83 (2.53) 2.74
Total from investment operations ........ 1.52 1.88 4.53 1.77 (2.16) 2.71
Less distributions from:
Net investment income .............. (0.51) (0.37) (0.38) (0.87) (1.25) —
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.51) (0.37) (0.38) (3.10) (2.48) —
Net asset value, end of period .......... $31.88 $30.87 $29.36 $25.21 $26.54 $31.18
Total return
e
....................... 4.90% 6.48% 18.16% 7.92% (7.73)% 9.52%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.07% 1.10% 1.12% 1.11% 0.63%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.49% 0.49% 0.49% 0.46% 0.45% 0.27%
h
Net investment income (loss)
d
.......... 1.96% 1.47% 1.75% 3.82% 1.27% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $4,680 $4,171 $3,448 $3,106 $3,365 $3,860
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
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a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.91 $29.40 $25.23 $26.57 $31.22 $28.47
Income from investment operations
b
:
Net investment income
c,d
............ 0.39 0.51 0.54 1.01 0.41 0.01
Net realized and unrealized gains (losses) 1.17 1.45 4.07 0.81 (2.50) 2.74
Total from investment operations ........ 1.56 1.96 4.61 1.82 (2.09) 2.75
Less distributions from:
Net investment income .............. (0.57) (0.45) (0.44) (0.93) (1.33) —
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.57) (0.45) (0.44) (3.16) (2.56) —
Net asset value, end of period .......... $31.90 $30.91 $29.40 $25.23 $26.57 $31.22
Total return
e
....................... 5.04% 6.77% 18.49% 8.16% (7.49)% 9.66%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.82% 0.85% 0.87% 0.86% 0.49%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.24% 0.24% 0.24% 0.21% 0.20% 0.13%
h
Net investment income
d
............... 2.44% 1.72% 2.02% 4.09% 1.41% 0.03%
Supplemental data
Net assets, end of period (000’s) ........ $617 $478 $517 $743 $751 $880
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.91 $29.40 $25.25 $26.59 $31.25 $28.47
Income from investment operations
b
:
Net investment income
c,d
............ 0.38 0.56 0.58 1.00 0.48 0.03
Net realized and unrealized gains (losses) 1.21 1.44 4.07 0.86 (2.52) 2.75
Total from investment operations ........ 1.59 2.00 4.65 1.86 (2.04) 2.78
Less distributions from:
Net investment income .............. (0.61) (0.49) (0.50) (0.97) (1.39) —
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.61) (0.49) (0.50) (3.20) (2.62) —
Net asset value, end of period .......... $31.89 $30.91 $29.40 $25.25 $26.59 $31.25
Total return
e
....................... 5.12% 6.89% 18.66% 8.31% (7.34)% 9.76%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67% 0.70% 0.72% 0.71% 0.40%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.09% 0.09% 0.09% 0.06% 0.05% 0.04%
h
Net investment income
d
............... 2.36% 1.89% 2.17% 4.06% 1.65% 0.12%
Supplemental data
Net assets, end of period (000’s) ........ $14 $14 $13 $11 $10 $11
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
For the period April 1, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.94 $29.42 $25.27 $26.60 $31.27 $26.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.40 0.59 0.70 1.23 0.50 0.26
Net realized and unrealized gains (losses) 1.21 1.44 3.98 0.66 (2.52) 5.14
Total from investment operations ........ 1.61 2.03 4.68 1.89 (2.02) 5.40
Less distributions from:
Net investment income .............. (0.64) (0.51) (0.53) (0.99) (1.42) (0.47)
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.64) (0.51) (0.53) (3.22) (2.65) (0.47)
Net asset value, end of period .......... $31.91 $30.94 $29.42 $25.27 $26.60 $31.27
Total return
d
....................... 5.19% 7.00% 18.76% 8.47% (7.28)% 20.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.60% 0.62% 0.61% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.01)%
g
(0.01)%
g
(0.01)%
g
(0.04)%
g
(0.05)%
g
0.02%
h
Net investment income
c
............... 2.47% 1.97% 2.73% 4.92% 1.72% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $3,188 $3,472 $1,830 $8,039 $13,998 $14,318
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2040 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.84 $29.33 $25.20 $26.54 $31.20 $26.31
Income from investment operations
a
:
Net investment income
b,c
............ 0.38 0.56 0.57 1.00 0.48 0.25
Net realized and unrealized gains (losses) 1.20 1.44 4.06 0.86 (2.52) 5.12
Total from investment operations ........ 1.58 2.00 4.63 1.86 (2.04) 5.37
Less distributions from:
Net investment income .............. (0.61) (0.49) (0.50) (0.97) (1.39) (0.48)
Net realized gains ................. — — — (2.23) (1.23) —
Total distributions ................... (0.61) (0.49) (0.50) (3.20) (2.62) (0.48)
Net asset value, end of period .......... $31.81 $30.84 $29.33 $25.20 $26.54 $31.20
Total return
d
....................... 5.11% 6.92% 18.63% 8.33% (7.35)% 20.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67% 0.70% 0.72% 0.71% 0.49%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.09% 0.09% 0.09% 0.06% 0.05% 0.10%
g
Net investment income
c
............... 2.37% 1.87% 2.15% 4.05% 1.65% 0.86%
Supplemental data
Net assets, end of period (000’s) ........ $372,362 $333,511 $239,529 $173,452 $156,842 $162,247
Portfolio turnover rate ................ 3% 17% 25% 137% 32% 43%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 53.0%
a,b
Putnam Sustainable Future ETF ........................................ 2,855,465 $ 70,714,163
b
Putnam Sustainable Leaders ETF ....................................... 4,050,846 148,787,574
219,501,737
Domestic Fixed Income 32.0%
b
Putnam ESG Core Bond ETF .......................................... 1,805,238 89,142,472
b
Putnam ESG High Yield ETF ........................................... 383,822 20,112,042
b
Putnam ESG Ultra Short ETF .......................................... 469,814 23,866,551
133,121,065
Foreign Equity 14.6%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 327,765 9,477,325
b
Putnam PanAgora ESG International Equity ETF ............................ 1,812,817 50,813,261
60,290,586
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 355,778,499 ) ...............................................................
412,913,388
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 1,452,723 1,452,723
Total Money Market Funds (Cost $ 1,452,723 ) ...................................
1,452,723
Total Short Term Investments (Cost $ 1,452,723 ) .................................
1,452,723
a
Total Investments (Cost $ 357,231,222 ) 100.0% ..................................
$414,366,111
Other Assets, less Liabilities 0.0%
†
............................................
86,938
Net Assets 100.0% ...........................................................
$414,453,049
See Abbreviations on page 132 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.98 $21.82 $18.65 $19.66 $24.20 $19.54
Income from investment operations
a
:
Net investment income
b,c
............ 0.25 0.30 0.30 0.58 0.30 0.05
Net realized and unrealized gains (losses) 1.06 1.26 3.28 0.89 (2.05) 4.66
Total from investment operations ........ 1.31 1.56 3.58 1.47 (1.75) 4.71
Less distributions from:
Net investment income .............. (0.48) (0.40) (0.41) (0.73) (1.37) (—)
d
Net realized gains ................. — — — (1.75) (1.42) (0.05)
Total distributions ................... (0.48) (0.40) (0.41) (2.48) (2.79) (0.05)
Net asset value, end of period .......... $23.81 $22.98 $21.82 $18.65 $19.66 $24.20
Total return
e
....................... 5.68% 7.27% 19.49% 9.07% (8.55)% 24.14%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.94% 0.98% 1.02% 1.00% 0.80%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.32% 0.32% 0.32% 0.30% 0.28% 0.35%
h
Net investment income
c
............... 2.05% 1.37% 1.50% 3.22% 1.37% 0.24%
Supplemental data
Net assets, end of period (000’s) ........ $35,422 $34,897 $27,363 $12,815 $11,577 $13,491
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.13 $18.22 $15.67 $16.90 $21.18 $17.29
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.11 0.11 0.16 0.33 0.13 (0.05)
Net realized and unrealized gains (losses) 0.91 1.06 2.71 0.79 (1.78) 4.05
Total from investment operations ........ 1.02 1.17 2.87 1.12 (1.65) 4.00
Less distributions from:
Net investment income .............. (0.22) (0.26) (0.32) (0.60) (1.21) (0.06)
Net realized gains ................. — — — (1.75) (1.42) (0.05)
Total distributions ................... (0.22) (0.26) (0.32) (2.35) (2.63) (0.11)
Net asset value, end of period .......... $19.93 $19.13 $18.22 $15.67 $16.90 $21.18
Total return
d
....................... 5.34% 6.48% 18.55% 8.29% (9.25)% 23.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.68% 1.69% 1.73% 1.77% 1.75% 1.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.07% 1.07% 1.07% 1.05% 1.03% 1.10%
g
Net investment income (loss)
c
.......... 1.14% 0.62% 0.95% 2.16% 0.70% (0.27)%
Supplemental data
Net assets, end of period (000’s) ........ $493 $928 $967 $869 $694 $987
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.74 $23.23 $19.85 $20.72 $25.19 $20.53
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.23 0.26 0.49 0.18 0.08
Net realized and unrealized gains (losses) 1.15 1.35 3.48 1.00 (2.14) 4.77
Total from investment operations ........ 1.37 1.58 3.74 1.49 (1.96) 4.85
Less distributions from:
Net investment income .............. (0.41) (0.07) (0.36) (0.61) (1.09) (0.14)
Net realized gains ................. — — — (1.75) (1.42) (0.05)
Total distributions ................... (0.41) (0.07) (0.36) (2.36) (2.51) (0.19)
Net asset value, end of period .......... $25.70 $24.74 $23.23 $19.85 $20.72 $25.19
Total return
d
....................... 5.53% 6.80% 19.04% 8.61% (8.92)% 23.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.34% 1.38% 1.42% 1.40% 1.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72% 0.72% 0.72% 0.70% 0.68% 0.68%
g
Net investment income
c
............... 1.72% 0.97% 1.24% 2.56% 0.76% 0.36%
Supplemental data
Net assets, end of period (000’s) ........ $59 $47 $107 $69 $44 $127
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.86 $29.13 $24.75 $25.20 $30.24 $27.23
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.31 0.36 0.40 0.68 0.36 (0.06)
Net realized and unrealized gains (losses) 1.43 1.69 4.34 1.27 (2.67) 3.07
Total from investment operations ........ 1.74 2.05 4.74 1.95 (2.31) 3.01
Less distributions from:
Net investment income .............. (0.42) (0.32) (0.36) (0.65) (1.31) —
Net realized gains ................. — — — (1.75) (1.42) —
Total distributions ................... (0.42) (0.32) (0.36) (2.40) (2.73) —
Net asset value, end of period .......... $32.18 $30.86 $29.13 $24.75 $25.20 $30.24
Total return
e
....................... 5.62% 7.08% 19.33% 8.93% (8.69)% 11.05%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.09% 1.13% 1.17% 1.15% 0.66%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.47% 0.47% 0.47% 0.45% 0.43% 0.26%
h
Net investment income (loss)
d
.......... 1.91% 1.22% 1.50% 2.87% 1.29% (0.21)%
Supplemental data
Net assets, end of period (000’s) ........ $4,671 $4,232 $3,880 $2,863 $3,383 $4,270
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.89 $29.15 $24.77 $25.24 $30.29 $27.23
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.36 0.43 0.46 0.79 0.42 (0.02)
Net realized and unrealized gains (losses) 1.42 1.70 4.34 1.22 (2.67) 3.08
Total from investment operations ........ 1.78 2.13 4.80 2.01 (2.25) 3.06
Less distributions from:
Net investment income .............. (0.49) (0.39) (0.42) (0.73) (1.38) —
Net realized gains ................. — — — (1.75) (1.42) —
Total distributions ................... (0.49) (0.39) (0.42) (2.48) (2.80) —
Net asset value, end of period .......... $32.18 $30.89 $29.15 $24.77 $25.24 $30.29
Total return
e
....................... 5.76% 7.37% 19.58% 9.23% (8.47)% 11.24%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.84% 0.88% 0.92% 0.90% 0.52%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.22% 0.22% 0.22% 0.20% 0.18% 0.12%
h
Net investment income (loss)
d
.......... 2.26% 1.47% 1.76% 3.34% 1.51% (0.06)%
Supplemental data
Net assets, end of period (000’s) ........ $1,245 $1,050 $949 $753 $678 $840
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.93 $29.19 $24.80 $25.27 $30.31 $27.23
Income from investment operations
b
:
Net investment income
c,d
............ 0.38 0.48 0.51 0.79 0.45 0.01
Net realized and unrealized gains (losses) 1.43 1.69 4.33 1.26 (2.64) 3.07
Total from investment operations ........ 1.81 2.17 4.84 2.05 (2.19) 3.08
Less distributions from:
Net investment income .............. (0.53) (0.43) (0.45) (0.77) (1.43) —
Net realized gains ................. — — — (1.75) (1.42) —
Total distributions ................... (0.53) (0.43) (0.45) (2.52) (2.85) —
Net asset value, end of period .......... $32.21 $30.93 $29.19 $24.80 $25.27 $30.31
Total return
e
....................... 5.81% 7.55% 19.76% 9.38% (8.29)% 11.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.69% 0.73% 0.77% 0.75% 0.43%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.07% 0.07% 0.07% 0.05% 0.03% 0.03%
h
Net investment income
d
............... 2.33% 1.62% 1.92% 3.33% 1.61% 0.02%
Supplemental data
Net assets, end of period (000’s) ........ $18 $17 $13 $11 $10 $11
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.95 $29.21 $24.80 $25.28 $30.33 $24.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.38 0.51 0.58 1.03 0.47 0.23
Net realized and unrealized gains (losses) 1.45 1.68 4.30 1.03 (2.64) 5.77
Total from investment operations ........ 1.83 2.19 4.88 2.06 (2.17) 6.00
Less distributions from:
Net investment income .............. (0.56) (0.45) (0.47) (0.79) (1.46) (0.24)
Net realized gains ................. — — — (1.75) (1.42) (0.05)
Total distributions ................... (0.56) (0.45) (0.47) (2.54) (2.88) (0.29)
Net asset value, end of period .......... $32.22 $30.95 $29.21 $24.80 $25.28 $30.33
Total return
d
....................... 5.90% 7.61% 19.94% 9.45% (8.22)% 24.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.59% 0.63% 0.67% 0.65% 0.46%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.03)%
g
(0.03)%
g
(0.03)%
g
(0.05)%
g
(0.07)%
g
0.01%
h
Net investment income
c
............... 2.36% 1.72% 2.23% 4.28% 1.68% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $4,235 $4,418 $3,501 $4,991 $10,842 $11,513
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2045 Fund
(continued)
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a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.93 $29.19 $24.80 $25.27 $30.33 $24.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.38 0.48 0.50 0.79 0.42 0.23
Net realized and unrealized gains (losses) 1.43 1.69 4.34 1.26 (2.63) 5.78
Total from investment operations ........ 1.81 2.17 4.84 2.05 (2.21) 6.01
Less distributions from:
Net investment income .............. (0.53) (0.43) (0.45) (0.77) (1.43) (0.25)
Net realized gains ................. — — — (1.75) (1.42) (0.05)
Total distributions ................... (0.53) (0.43) (0.45) (2.52) (2.85) (0.30)
Net asset value, end of period .......... $32.21 $30.93 $29.19 $24.80 $25.27 $30.33
Total return
d
....................... 5.85% 7.53% 19.77% 9.39% (8.34)% 24.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.69% 0.73% 0.77% 0.75% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.07% 0.07% 0.07% 0.05% 0.03% 0.10%
g
Net investment income
c
............... 2.35% 1.62% 1.88% 3.32% 1.50% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $306,288 $261,398 $181,653 $116,355 $100,019 $83,023
Portfolio turnover rate ................ 3% 19% 21% 138% 33% 36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2045 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 57.7%
a,b
Putnam Sustainable Future ETF ........................................ 2,645,919 $ 65,524,861
b
Putnam Sustainable Leaders ETF ....................................... 3,751,082 137,777,242
203,302,103
Domestic Fixed Income 22.5%
b
Putnam ESG Core Bond ETF .......................................... 902,351 44,558,002
b
Putnam ESG High Yield ETF ........................................... 332,633 17,429,770
b
Putnam ESG Ultra Short ETF .......................................... 342,946 17,421,657
79,409,429
Foreign Equity 19.4%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 582,996 16,857,329
b
Putnam PanAgora ESG International Equity ETF ............................ 1,839,003 51,547,254
68,404,583
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 300,510,185 ) ...............................................................
351,116,115
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 760,843 760,843
Total Money Market Funds (Cost $ 760,843 ) .....................................
760,843
Total Short Term Investments (Cost $ 760,843 ) ..................................
760,843
a
Total Investments (Cost $ 301,271,028 ) 99.8% ...................................
$351,876,958
Other Assets, less Liabilities 0.2% .............................................
554,876
Net Assets 100.0% ...........................................................
$352,431,834
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.35 $21.03 $17.75 $18.27 $22.32 $17.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.25 0.23 0.42 0.23 0.03
Net realized and unrealized gains (losses) 1.10 1.33 3.33 1.11 (1.99) 4.67
Total from investment operations ........ 1.33 1.58 3.56 1.53 (1.76) 4.70
Less distributions from:
Net investment income .............. (0.33) (0.26) (0.28) (0.36) (1.10) (—)
d
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.33) (0.26) (0.28) (2.05) (2.29) (—)
d
Net asset value, end of period .......... $23.35 $22.35 $21.03 $17.75 $18.27 $22.32
Total return
e
....................... 5.96% 7.61% 20.28% 9.93% (9.16)% 26.68%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.95% 1.01% 1.06% 1.03% 0.83%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.31% 0.30% 0.31% 0.29% 0.28% 0.34%
h
Net investment income
c
............... 1.96% 1.19% 1.19% 2.49% 1.11% 0.19%
Supplemental data
Net assets, end of period (000’s) ........ $33,030 $32,978 $21,864 $7,769 $7,023 $7,601
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.19 $19.91 $16.83 $17.44 $21.37 $17.11
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.12 0.09 0.13 0.28 0.06 (0.05)
Net realized and unrealized gains (losses) 1.06 1.26 3.12 1.04 (1.89) 4.44
Total from investment operations ........ 1.18 1.35 3.25 1.32 (1.83) 4.39
Less distributions from:
Net investment income .............. (0.11) (0.07) (0.17) (0.24) (0.91) (0.13)
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.11) (0.07) (0.17) (1.93) (2.10) (0.13)
Net asset value, end of period .......... $22.26 $21.19 $19.91 $16.83 $17.44 $21.37
Total return
d
....................... 5.55% 6.82% 19.42% 9.05% (9.81)% 25.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.71% 1.70% 1.76% 1.81% 1.78% 1.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.06% 1.05% 1.06% 1.04% 1.03% 1.09%
g
Net investment income (loss)
c
.......... 1.10% 0.45% 0.72% 1.75% 0.29% (0.28)%
Supplemental data
Net assets, end of period (000’s) ........ $704 $1,087 $1,094 $1,042 $895 $1,077
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.79 $20.55 $17.23 $17.80 $21.74 $17.40
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.16 0.18 0.49 0.11 0.03
Net realized and unrealized gains (losses) 1.04 1.30 3.22 0.93 (1.91) 4.52
Total from investment operations ........ 1.25 1.46 3.40 1.42 (1.80) 4.55
Less distributions from:
Net investment income .............. (0.26) (0.22) (0.08) (0.30) (0.95) (0.21)
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.26) (0.22) (0.08) (1.99) (2.14) (0.21)
Net asset value, end of period .......... $22.78 $21.79 $20.55 $17.23 $17.80 $21.74
Total return
d
....................... 5.75% 7.18% 19.79% 9.52% (9.50)% 26.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.36% 1.41% 1.46% 1.43% 1.16%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.71% 0.71% 0.71% 0.69% 0.68% 0.67%
g
Net investment income
c
............... 1.86% 0.79% 0.95% 2.92% 0.57% 0.15%
Supplemental data
Net assets, end of period (000’s) ........ $249 $212 $137 $156 $499 $754
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.27 $20.94 $17.67 $18.19 $22.23 $19.82
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.21 0.22 0.24 0.42 0.29 (0.05)
Net realized and unrealized gains (losses) 1.11 1.32 3.29 1.08 (2.08) 2.46
Total from investment operations ........ 1.32 1.54 3.53 1.50 (1.79) 2.41
Less distributions from:
Net investment income .............. (0.31) (0.21) (0.26) (0.33) (1.06) —
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.31) (0.21) (0.26) (2.02) (2.25) —
Net asset value, end of period .......... $23.28 $22.27 $20.94 $17.67 $18.19 $22.23
Total return
e
....................... 5.90% 7.41% 20.14% 9.75% (9.30)% 12.16%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.10% 1.16% 1.21% 1.18% 0.68%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.46% 0.45% 0.46% 0.44% 0.43% 0.26%
h
Net investment income (loss)
d
.......... 1.83% 1.05% 1.26% 2.50% 1.39% (0.22)%
Supplemental data
Net assets, end of period (000’s) ........ $2,679 $2,811 $2,507 $1,899 $2,144 $3,864
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
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a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.31 $20.97 $17.70 $18.23 $22.26 $19.82
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.26 0.28 0.29 0.43 0.23 (0.02)
Net realized and unrealized gains (losses) 1.08 1.33 3.27 1.11 (1.97) 2.46
Total from investment operations ........ 1.34 1.61 3.56 1.54 (1.74) 2.44
Less distributions from:
Net investment income .............. (0.37) (0.27) (0.29) (0.38) (1.10) —
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.37) (0.27) (0.29) (2.07) (2.29) —
Net asset value, end of period .......... $23.28 $22.31 $20.97 $17.70 $18.23 $22.26
Total return
e
....................... 5.99% 7.76% 20.36% 10.06% (9.08)% 12.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.85% 0.91% 0.96% 0.93% 0.54%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.21% 0.20% 0.21% 0.19% 0.18% 0.12%
h
Net investment income (loss)
d
.......... 2.19% 1.30% 1.56% 2.53% 1.11% (0.08)%
Supplemental data
Net assets, end of period (000’s) ........ $368 $384 $264 $248 $170 $176
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.33 $20.98 $17.70 $18.23 $22.28 $19.82
Income from investment operations
b
:
Net investment income
c,d
............ 0.26 0.31 0.32 0.47 0.28 —
e
Net realized and unrealized gains (losses) 1.10 1.33 3.28 1.09 (1.99) 2.46
Total from investment operations ........ 1.36 1.64 3.60 1.56 (1.71) 2.46
Less distributions from:
Net investment income .............. (0.39) (0.29) (0.32) (0.40) (1.15) —
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.39) (0.29) (0.32) (2.09) (2.34) —
Net asset value, end of period .......... $23.30 $22.33 $20.98 $17.70 $18.23 $22.28
Total return
f
........................ 6.08% 7.91% 20.59% 10.20% (8.95)% 12.41%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.71% 0.76% 0.81% 0.78% 0.45%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.06% 0.05% 0.06% 0.04% 0.03% 0.03%
i
Net investment income
d
............... 2.23% 1.45% 1.69% 2.74% 1.38% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $15 $14 $14 $11 $10 $11
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.34 $20.99 $17.71 $18.24 $22.29 $17.80
Income from investment operations
a
:
Net investment income
b,c
............ 0.27 0.33 0.36 0.58 0.30 0.17
Net realized and unrealized gains (losses) 1.10 1.33 3.26 1.00 (1.99) 4.62
Total from investment operations ........ 1.37 1.66 3.62 1.58 (1.69) 4.79
Less distributions from:
Net investment income .............. (0.41) (0.31) (0.34) (0.42) (1.17) (0.30)
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.41) (0.31) (0.34) (2.11) (2.36) (0.30)
Net asset value, end of period .......... $23.30 $22.34 $20.99 $17.71 $18.24 $22.29
Total return
d
....................... 6.13% 8.01% 20.68% 10.31% (8.85)% 27.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.60% 0.66% 0.71% 0.68% 0.49%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.04)%
g
(0.05)%
g
(0.04)%
g
(0.06)%
g
(0.07)%
g
—%
h,i
Net investment income
c
............... 2.29% 1.55% 1.92% 3.42% 1.48% 0.84%
Supplemental data
Net assets, end of period (000’s) ........ $4,189 $3,877 $4,357 $5,245 $9,794 $10,882
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
h
Includes one-time proxy cost of 0.01%.
i
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2050 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.31 $20.97 $17.69 $18.23 $22.27 $17.81
Income from investment operations
a
:
Net investment income
b,c
............ 0.27 0.31 0.31 0.46 0.28 0.17
Net realized and unrealized gains (losses) 1.09 1.32 3.29 1.09 (1.98) 4.60
Total from investment operations ........ 1.36 1.63 3.60 1.55 (1.70) 4.77
Less distributions from:
Net investment income .............. (0.39) (0.29) (0.32) (0.40) (1.15) (0.31)
Net realized gains ................. — — — (1.69) (1.19) —
Total distributions ................... (0.39) (0.29) (0.32) (2.09) (2.34) (0.31)
Net asset value, end of period .......... $23.28 $22.31 $20.97 $17.69 $18.23 $22.27
Total return
d
....................... 6.10% 7.88% 20.62% 10.15% (8.89)% 26.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.70% 0.76% 0.81% 0.78% 0.58%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.06% 0.05% 0.06% 0.04% 0.03% 0.09%
g
Net investment income
c
............... 2.27% 1.45% 1.66% 2.71% 1.39% 0.84%
Supplemental data
Net assets, end of period (000’s) ........ $228,100 $192,561 $137,680 $86,672 $67,397 $65,784
Portfolio turnover rate ................ 3% 18% 17% 129% 32% 33%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 61.0%
a,b
Putnam Sustainable Future ETF ........................................ 2,148,293 $ 53,201,402
b
Putnam Sustainable Leaders ETF ....................................... 3,024,218 111,079,527
164,280,929
Domestic Fixed Income 17.2%
b
Putnam ESG Core Bond ETF .......................................... 525,243 25,936,447
b
Putnam ESG High Yield ETF ........................................... 228,198 11,957,438
b
Putnam ESG Ultra Short ETF .......................................... 171,098 8,691,778
46,585,663
Foreign Equity 21.4%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 516,395 14,931,562
b
Putnam PanAgora ESG International Equity ETF ............................ 1,514,723 42,457,686
57,389,248
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 226,441,454 ) ...............................................................
268,255,840
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 481,617 481,617
Total Money Market Funds (Cost $ 481,617 ) .....................................
481,617
Total Short Term Investments (Cost $ 481,617 ) ..................................
481,617
a
Total Investments (Cost $ 226,923,071 ) 99.8% ...................................
$268,737,457
Other Assets, less Liabilities 0.2% .............................................
596,732
Net Assets 100.0% ...........................................................
$269,334,189
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.19 $13.29 $11.13 $11.07 $13.76 $10.77
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.13 0.11 0.24 0.12 0.04
Net realized and unrealized gains (losses) 0.72 0.91 2.21 0.79 (1.20) 2.99
Total from investment operations ........ 0.86 1.04 2.32 1.03 (1.08) 3.03
Less distributions from:
Net investment income .............. (0.20) (0.14) (0.16) (0.19) (0.69) (0.04)
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.21) (0.14) (0.16) (0.97) (1.61) (0.04)
Net asset value, end of period .......... $14.84 $14.19 $13.29 $11.13 $11.07 $13.76
Total return
d
....................... 6.10% 7.92% 21.09% 10.55% (9.33)% 28.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.99% 1.01% 1.08% 1.18% 1.16% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.29% 0.29% 0.28% 0.28% 0.34%
g
Net investment income
c
............... 1.84% 1.00% 0.89% 2.30% 0.94% 0.39%
Supplemental data
Net assets, end of period (000’s) ........ $33,542 $33,299 $19,802 $5,727 $4,851 $4,412
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.68 $12.78 $10.71 $10.65 $13.29 $10.47
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.07 0.03 0.05 0.16 0.04 (0.03)
Net realized and unrealized gains (losses) 0.71 0.89 2.10 0.76 (1.17) 2.87
Total from investment operations ........ 0.78 0.92 2.15 0.92 (1.13) 2.84
Less distributions from:
Net investment income .............. (0.04) (0.02) (0.08) (0.08) (0.59) (0.02)
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.05) (0.02) (0.08) (0.86) (1.51) (0.02)
Net asset value, end of period .......... $14.41 $13.68 $12.78 $10.71 $10.65 $13.29
Total return
d
....................... 5.71% 7.17% 20.12% 9.77% (10.01)% 27.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.74% 1.76% 1.83% 1.93% 1.91% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.05% 1.04% 1.04% 1.03% 1.03% 1.09%
g
Net investment income (loss)
c
.......... 0.97% 0.25% 0.46% 1.60% 0.34% (0.27)%
Supplemental data
Net assets, end of period (000’s) ........ $374 $620 $654 $641 $599 $1,158
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.64 $13.64 $11.44 $11.36 $13.74 $10.83
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.08 0.09 0.19 0.01 0.02
Net realized and unrealized gains (losses) 0.76 0.94 2.24 0.83 (1.18) 2.97
Total from investment operations ........ 0.86 1.02 2.33 1.02 (1.17) 2.99
Less distributions from:
Net investment income .............. (0.13) (0.02) (0.13) (0.16) (0.29) (0.08)
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.14) (0.02) (0.13) (0.94) (1.21) (0.08)
Net asset value, end of period .......... $15.36 $14.64 $13.64 $11.44 $11.36 $13.74
Total return
d
....................... 5.94% 7.51% 20.54% 10.16% (9.66)% 27.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.41% 1.48% 1.58% 1.56% 1.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.70% 0.69% 0.69% 0.68% 0.68% 0.68%
g
Net investment income
c
............... 1.26% 0.60% 0.77% 1.81% 0.03% 0.15%
Supplemental data
Net assets, end of period (000’s) ........ $90 $97 $126 $72 $39 $166
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.31 $13.39 $11.22 $11.15 $13.84 $12.27
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.13 0.12 0.13 0.25 0.10 (0.03)
Net realized and unrealized gains (losses) 0.73 0.91 2.19 0.77 (1.20) 1.60
Total from investment operations ........ 0.86 1.03 2.32 1.02 (1.10) 1.57
Less distributions from:
Net investment income .............. (0.19) (0.11) (0.15) (0.17) (0.67) —
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.20) (0.11) (0.15) (0.95) (1.59) —
Net asset value, end of period .......... $14.97 $14.31 $13.39 $11.22 $11.15 $13.84
Total return
e
....................... 6.01% 7.76% 20.81% 10.40% (9.42)% 12.80%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.16% 1.23% 1.33% 1.31% 0.79%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.45% 0.44% 0.44% 0.43% 0.43% 0.26%
h
Net investment income (loss)
d
.......... 1.74% 0.85% 1.08% 2.32% 0.79% (0.24)%
Supplemental data
Net assets, end of period (000’s) ........ $5,495 $4,799 $3,906 $2,990 $2,904 $2,945
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.35 $13.42 $11.24 $11.17 $13.86 $12.27
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.15 0.15 0.16 0.25 0.13 (0.01)
Net realized and unrealized gains (losses) 0.74 0.92 2.19 0.80 (1.20) 1.60
Total from investment operations ........ 0.89 1.07 2.35 1.05 (1.07) 1.59
Less distributions from:
Net investment income .............. (0.22) (0.14) (0.17) (0.20) (0.70) —
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.23) (0.14) (0.17) (0.98) (1.62) —
Net asset value, end of period .......... $15.01 $14.35 $13.42 $11.24 $11.17 $13.86
Total return
e
....................... 6.20% 8.04% 21.15% 10.64% (9.20)% 12.96%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.91% 0.98% 1.08% 1.06% 0.65%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.20% 0.19% 0.19% 0.18% 0.18% 0.12%
h
Net investment income (loss)
d
.......... 1.96% 1.10% 1.30% 2.39% 1.06% (0.10)%
Supplemental data
Net assets, end of period (000’s) ........ $606 $563 $494 $382 $317 $336
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
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a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.37 $13.44 $11.25 $11.18 $13.87 $12.27
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.18 0.17 0.18 0.27 0.15 (—)
e
Net realized and unrealized gains (losses) 0.72 0.92 2.20 0.79 (1.20) 1.60
Total from investment operations ........ 0.90 1.09 2.38 1.06 (1.05) 1.60
Less distributions from:
Net investment income .............. (0.24) (0.16) (0.19) (0.21) (0.72) —
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.25) (0.16) (0.19) (0.99) (1.64) —
Net asset value, end of period .......... $15.02 $14.37 $13.44 $11.25 $11.18 $13.87
Total return
f
........................ 6.29% 8.18% 21.36% 10.80% (9.05)% 13.04%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.76% 0.83% 0.93% 0.91% 0.56%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.05% 0.04% 0.04% 0.03% 0.03% 0.03%
i
Net investment income (loss)
d
.......... 2.41% 1.25% 1.46% 2.55% 1.22% (0.01)%
Supplemental data
Net assets, end of period (000’s) ........ $21 $15 $14 $11 $10 $11
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.38 $13.45 $11.26 $11.18 $13.88 $10.91
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.19 0.21 0.38 0.16 0.10
Net realized and unrealized gains (losses) 0.73 0.91 2.18 0.70 (1.21) 3.00
Total from investment operations ........ 0.90 1.10 2.39 1.08 (1.05) 3.10
Less distributions from:
Net investment income .............. (0.25) (0.17) (0.20) (0.22) (0.73) (0.13)
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.26) (0.17) (0.20) (1.00) (1.65) (0.13)
Net asset value, end of period .......... $15.02 $14.38 $13.45 $11.26 $11.18 $13.88
Total return
d
....................... 6.36% 8.28% 21.45% 11.01% (9.03)% 28.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.66% 0.73% 0.83% 0.81% 0.68%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.05)% (0.06)% (0.06)% (0.07)% (0.07)% —%
g
Net investment income
c
............... 2.24% 1.35% 1.81% 3.59% 1.26% 0.84%
Supplemental data
Net assets, end of period (000’s) ........ $4,782 $4,227 $1,788 $2,487 $6,073 $6,221
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.41 $13.48 $11.29 $11.21 $13.91 $10.95
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.17 0.17 0.27 0.14 0.10
Net realized and unrealized gains (losses) 0.74 0.92 2.21 0.80 (1.20) 2.99
Total from investment operations ........ 0.90 1.09 2.38 1.07 (1.06) 3.09
Less distributions from:
Net investment income .............. (0.24) (0.16) (0.19) (0.21) (0.72) (0.13)
Net realized gains ................. (0.01) — — (0.78) (0.92) —
Total distributions ................... (0.25) (0.16) (0.19) (0.99) (1.64) (0.13)
Net asset value, end of period .......... $15.06 $14.41 $13.48 $11.29 $11.21 $13.91
Total return
d
....................... 6.26% 8.18% 21.31% 10.89% (9.07)% 28.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.76% 0.83% 0.93% 0.91% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.05% 0.04% 0.04% 0.03% 0.03% 0.09%
g
Net investment income
c
............... 2.17% 1.25% 1.38% 2.50% 1.13% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $127,551 $109,239 $73,334 $40,391 $28,572 $20,777
Portfolio turnover rate ................ 4% 18% 13% 133% 28% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2055 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 64.5%
a,b
Putnam Sustainable Future ETF ........................................ 1,464,134 $ 36,258,546
b
Putnam Sustainable Leaders ETF ....................................... 2,043,148 75,044,826
111,303,372
Domestic Fixed Income 12.4%
b
Putnam ESG Core Bond ETF .......................................... 252,301 12,458,598
b
Putnam ESG High Yield ETF ........................................... 109,620 5,744,022
b
Putnam ESG Ultra Short ETF .......................................... 61,556 3,127,045
21,329,665
Foreign Equity 22.7%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 350,357 10,130,573
b
Putnam PanAgora ESG International Equity ETF ............................ 1,034,085 28,985,403
39,115,976
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 146,321,177 ) ...............................................................
171,749,013
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 847,187 847,187
Total Money Market Funds (Cost $ 847,187 ) .....................................
847,187
Total Short Term Investments (Cost $ 847,187 ) ..................................
847,187
a
Total Investments (Cost $ 147,168,364 ) 100.1% ..................................
$172,596,200
Other Assets, less Liabilities (0.1) % ...........................................
(135,474)
Net Assets 100.0% ...........................................................
$172,460,726
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.88 $13.89 $11.56 $11.07 $13.89 $11.00
Income from investment operations
a
:
Net investment income
b,c
............ 0.14 0.12 0.06 0.22 0.10 0.03
Net realized and unrealized gains (losses) 0.79 1.01 2.43 0.93 (1.18) 3.15
Total from investment operations ........ 0.93 1.13 2.49 1.15 (1.08) 3.18
Less distributions from:
Net investment income .............. (0.19) (0.14) (0.16) (0.17) (0.70) (0.02)
Net realized gains ................. (0.32) — — (0.49) (1.04) (0.27)
Total distributions ................... (0.51) (0.14) (0.16) (0.66) (1.74) (0.29)
Net asset value, end of period .......... $15.30 $14.88 $13.89 $11.56 $11.07 $13.89
Total return
d
....................... 6.27% 8.17% 21.73% 11.28% (9.43)% 29.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.14% 1.37% 1.71% 1.99% 2.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.29% 0.29% 0.29% 0.28% 0.28% 0.34%
g
Net investment income
c
............... 1.79% 0.82% 0.49% 2.09% 0.78% 0.24%
Supplemental data
Net assets, end of period (000’s) ........ $18,867 $17,958 $8,988 $1,471 $984 $912
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.61 $13.62 $11.34 $10.86 $13.67 $10.89
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.08 0.01 0.05 0.14 0.01 (0.04)
Net realized and unrealized gains (losses) 0.79 0.98 2.31 0.91 (1.17) 3.09
Total from investment operations ........ 0.87 0.99 2.36 1.05 (1.16) 3.05
Less distributions from:
Net investment income .............. (0.09) — (0.08) (0.08) (0.61) —
Net realized gains ................. (0.32) — — (0.49) (1.04) (0.27)
Total distributions ................... (0.41) — (0.08) (0.57) (1.65) (0.27)
Net asset value, end of period .......... $15.07 $14.61 $13.62 $11.34 $10.86 $13.67
Total return
d
....................... 5.93% 7.27% 20.93% 10.46% (10.13)% 28.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.89% 2.12% 2.46% 2.74% 3.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.04% 1.03% 1.04% 1.03% 1.03% 1.09%
g
Net investment income (loss)
c
.......... 1.02% 0.07% 0.41% 1.37% 0.06% (0.34)%
Supplemental data
Net assets, end of period (000’s) ........ $294 $288 $307 $326 $296 $290
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.99 $13.97 $11.62 $11.12 $13.94 $11.09
Income from investment operations
a
:
Net investment income
b,c
............ 0.13 0.06 0.07 0.19 0.05 0.01
Net realized and unrealized gains (losses) 0.78 1.02 2.39 0.92 (1.19) 3.15
Total from investment operations ........ 0.91 1.08 2.46 1.11 (1.14) 3.16
Less distributions from:
Net investment income .............. (0.16) (0.06) (0.11) (0.12) (0.64) (0.04)
Net realized gains ................. (0.32) — — (0.49) (1.04) (0.27)
Total distributions ................... (0.48) (0.06) (0.11) (0.61) (1.68) (0.31)
Net asset value, end of period .......... $15.42 $14.99 $13.97 $11.62 $11.12 $13.94
Total return
d
....................... 6.05% 7.74% 21.33% 10.78% (9.78)% 28.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.48% 1.54% 1.77% 2.11% 2.39% 3.12%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.69% 0.69% 0.69% 0.68% 0.68% 0.68%
g
Net investment income
c
............... 1.68% 0.42% 0.60% 1.76% 0.43% 0.10%
Supplemental data
Net assets, end of period (000’s) ........ $30 $23 $21 $17 $16 $17
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.02 $13.95 $11.61 $11.12 $13.94 $12.31
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.14 0.10 0.11 0.21 0.09 (0.03)
Net realized and unrealized gains (losses) 0.79 1.02 2.38 0.93 (1.19) 1.66
Total from investment operations ........ 0.93 1.12 2.49 1.14 (1.10) 1.63
Less distributions from:
Net investment income .............. (0.18) (0.05) (0.15) (0.16) (0.68) —
Net realized gains ................. (0.32) — — (0.49) (1.04) —
Total distributions ................... (0.50) (0.05) (0.15) (0.65) (1.72) —
Net asset value, end of period .......... $15.45 $15.02 $13.95 $11.61 $11.12 $13.94
Total return
e
....................... 6.20% 8.05% 21.59% 11.07% (9.52)% 13.24%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.29% 1.52% 1.86% 2.14% 1.69%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.44% 0.44% 0.44% 0.43% 0.43% 0.26%
h
Net investment income (loss)
d
.......... 1.80% 0.67% 0.84% 1.95% 0.68% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $94 $68 $86 $58 $40 $39
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.99 $13.98 $11.63 $11.14 $13.96 $12.31
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.15 0.13 0.13 0.23 0.11 (0.01)
Net realized and unrealized gains (losses) 0.80 1.01 2.39 0.94 (1.18) 1.66
Total from investment operations ........ 0.95 1.14 2.52 1.17 (1.07) 1.65
Less distributions from:
Net investment income .............. (0.21) (0.13) (0.17) (0.19) (0.71) —
Net realized gains ................. (0.32) — — (0.49) (1.04) —
Total distributions ................... (0.53) (0.13) (0.17) (0.68) (1.75) —
Net asset value, end of period .......... $15.41 $14.99 $13.98 $11.63 $11.14 $13.96
Total return
e
....................... 6.34% 8.25% 21.92% 11.38% (9.32)% 13.40%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.04% 1.27% 1.61% 1.89% 1.55%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.19% 0.19% 0.18% 0.18% 0.12%
h
Net investment income (loss)
d
.......... 1.97% 0.92% 1.04% 2.10% 0.90% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $262 $210 $145 $81 $36 $32
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.03 $14.01 $11.65 $11.15 $13.97 $12.31
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.16 0.15 0.16 0.26 0.13 (—)
e
Net realized and unrealized gains (losses) 0.81 1.02 2.39 0.92 (1.18) 1.66
Total from investment operations ........ 0.97 1.17 2.55 1.18 (1.05) 1.66
Less distributions from:
Net investment income .............. (0.23) (0.15) (0.19) (0.19) (0.73) —
Net realized gains ................. (0.32) — — (0.49) (1.04) —
Total distributions ................... (0.55) (0.15) (0.19) (0.68) (1.77) —
Net asset value, end of period .......... $15.45 $15.03 $14.01 $11.65 $11.15 $13.97
Total return
f
........................ 6.43% 8.41% 22.08% 11.54% (9.18)% 13.48%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.89% 1.12% 1.46% 1.74% 1.46%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.04% 0.04% 0.04% 0.03% 0.03% 0.03%
i
Net investment income (loss)
d
.......... 2.05% 1.07% 1.25% 2.41% 1.07% (0.02)%
Supplemental data
Net assets, end of period (000’s) ........ $15 $15 $14 $11 $10 $11
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.04 $14.02 $11.66 $11.16 $13.98 $11.11
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.17 0.21 0.31 0.13 0.10
Net realized and unrealized gains (losses) 0.80 1.01 2.35 0.88 (1.17) 3.15
Total from investment operations ........ 0.97 1.18 2.56 1.19 (1.04) 3.25
Less distributions from:
Net investment income .............. (0.24) (0.16) (0.20) (0.20) (0.74) (0.11)
Net realized gains ................. (0.32) — — (0.49) (1.04) (0.27)
Total distributions ................... (0.56) (0.16) (0.20) (0.69) (1.78) (0.38)
Net asset value, end of period .......... $15.45 $15.04 $14.02 $11.66 $11.16 $13.98
Total return
d
....................... 6.46% 8.51% 22.17% 11.65% (9.07)% 29.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.79% 1.02% 1.36% 1.64% 2.45%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.06)%
g
(0.06)%
g
(0.06)%
g
(0.07)%
g
(0.07)%
g
0.01%
h
Net investment income
c
............... 2.10% 1.17% 1.69% 2.89% 1.06% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $4,688 $4,458 $1,664 $1,648 $1,909 $1,487
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.
h
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2060 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.97 $13.96 $11.60 $11.11 $13.94 $11.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.15 0.14 0.26 0.10 0.09
Net realized and unrealized gains (losses) 0.80 1.01 2.41 0.92 (1.16) 3.15
Total from investment operations ........ 0.96 1.16 2.55 1.18 (1.06) 3.24
Less distributions from:
Net investment income .............. (0.23) (0.15) (0.19) (0.20) (0.73) (0.11)
Net realized gains ................. (0.32) — — (0.49) (1.04) (0.27)
Total distributions ................... (0.55) (0.15) (0.19) (0.69) (1.77) (0.38)
Net asset value, end of period .......... $15.38 $14.97 $13.96 $11.60 $11.11 $13.94
Total return
d
....................... 6.41% 8.40% 22.19% 11.52% (9.23)% 29.66%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.89% 1.12% 1.46% 1.74% 2.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.04% 0.04% 0.04% 0.03% 0.03% 0.09%
g
Net investment income
c
............... 2.10% 1.07% 1.13% 2.40% 0.85% 0.67%
Supplemental data
Net assets, end of period (000’s) ........ $55,014 $47,093 $28,999 $12,740 $7,863 $3,705
Portfolio turnover rate ................ 5% 20% 29% 154% 52% 73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
g
Includes one-time proxy cost of 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 132 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 67.9%
a,b
Putnam Sustainable Future ETF ........................................ 713,676 $ 17,673,829
b
Putnam Sustainable Leaders ETF ....................................... 984,046 36,144,010
53,817,839
Domestic Fixed Income 7.7%
b
Putnam ESG Core Bond ETF .......................................... 72,513 3,580,685
b
Putnam ESG High Yield ETF ........................................... 30,551 1,600,854
b
Putnam ESG Ultra Short ETF .......................................... 18,870 958,596
6,140,135
Foreign Equity 24.0%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 170,114 4,918,846
b
Putnam PanAgora ESG International Equity ETF ............................ 502,028 14,071,845
18,990,691
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 69,589,618 ) ................................................................
78,948,665
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 56,806 56,806
Total Money Market Funds (Cost $ 56,806 ) ......................................
56,806
Total Short Term Investments (Cost $ 56,806 ) ...................................
56,806
a
Total Investments (Cost $ 69,646,424 ) 99.7% ....................................
$79,005,471
Other Assets, less Liabilities 0.3% .............................................
260,025
Net Assets 100.0% ...........................................................
$79,265,496
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.04 $12.48 $10.33 $9.72 $11.34 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.11 0.09 0.09 0.18 0.05 (0.02)
Net realized and unrealized gains (losses) 0.73 0.93 2.19 0.86 (1.04) 1.36
Total from investment operations ........ 0.84 1.02 2.28 1.04 (0.99) 1.34
Less distributions from:
Net investment income .............. (0.16) (0.13) (0.13) (0.19) (0.53) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.27) (0.46) (0.13) (0.43) (0.63) —
Net asset value, end of period .......... $12.61 $13.04 $12.48 $10.33 $9.72 $11.34
Total return
e
....................... 6.44% 8.37% 22.28% 11.38% (9.42)% 13.40%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 10.47% 12.18% 11.76% 17.58% 41.83% 81.16%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.28% 0.28% 0.28% 0.28% 0.28% 0.18%
Net investment income (loss)
d
.......... 1.64% 0.76% 0.85% 1.90% 0.52% (0.17)%
Supplemental data
Net assets, end of period (000’s) ........ $870 $305 $315 $183 $57 $18
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.89 $12.35 $10.24 $9.64 $11.29 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.06 —
e
0.02 0.14 (0.03) (0.07)
Net realized and unrealized gains (losses) 0.73 0.90 2.16 0.82 (1.03) 1.36
Total from investment operations ........ 0.79 0.90 2.18 0.96 (1.06) 1.29
Less distributions from:
Net investment income .............. (0.01) (0.03) (0.07) (0.12) (0.49) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.12) (0.36) (0.07) (0.36) (0.59) —
Net asset value, end of period .......... $12.56 $12.89 $12.35 $10.24 $9.64 $11.29
Total return
f
........................ 6.11% 7.50% 21.39% 10.54% (10.05)% 12.90%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 11.65% 12.93% 12.51% 18.33% 42.58% 81.59%
Expenses net of waiver and payments by
affiliates
h
.......................... 1.03% 1.03% 1.03% 1.03% 1.03% 0.61%
Net investment income (loss)
d
.......... 0.87% 0.01% 0.15% 1.44% (0.32)% (0.60)%
Supplemental data
Net assets, end of period (000’s) ........ $271 $394 $400 $262 $180 $84
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.06 $12.49 $10.34 $9.70 $11.32 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.03 0.04 0.06 0.16 0.04 (0.04)
Net realized and unrealized gains (losses) 0.78 0.93 2.18 0.85 (1.09) 1.36
Total from investment operations ........ 0.81 0.97 2.24 1.01 (1.05) 1.32
Less distributions from:
Net investment income .............. (0.05) (0.07) (0.09) (0.13) (0.47) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.16) (0.40) (0.09) (0.37) (0.57) —
Net asset value, end of period .......... $12.71 $13.06 $12.49 $10.34 $9.70 $11.32
Total return
e
....................... 6.20% 7.96% 21.78% 11.02% (9.89)% 13.20%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 11.20% 12.57% 12.16% 17.98% 42.23% 81.39%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.69% 0.68% 0.68% 0.68% 0.68% 0.41%
Net investment income (loss)
d
.......... 0.40% 0.36% 0.51% 1.71% 0.41% (0.40)%
Supplemental data
Net assets, end of period (000’s) ........ $14 $14 $14 $11 $10 $11
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.08 $12.52 $10.36 $9.72 $11.33 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.20 0.08 0.08 0.19 0.07 (0.03)
Net realized and unrealized gains (losses) 0.65 0.91 2.19 0.84 (1.08) 1.36
Total from investment operations ........ 0.85 0.99 2.27 1.03 (1.01) 1.33
Less distributions from:
Net investment income .............. (0.18) (0.10) (0.11) (0.15) (0.50) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.29) (0.43) (0.11) (0.39) (0.60) —
Net asset value, end of period .......... $12.64 $13.08 $12.52 $10.36 $9.72 $11.33
Total return
e
....................... 6.44% 8.13% 22.10% 11.29% (9.58)% 13.30%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 10.86% 12.32% 11.91% 17.73% 41.98% 81.24%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.43% 0.43% 0.43% 0.43% 0.43% 0.26%
Net investment income (loss)
d
.......... 2.96% 0.61% 0.76% 1.96% 0.66% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $55 $17 $14 $11 $10 $11
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.11 $12.54 $10.37 $9.74 $11.35 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.13 0.11 0.11 0.21 0.10 (0.01)
Net realized and unrealized gains (losses) 0.73 0.92 2.20 0.84 (1.08) 1.36
Total from investment operations ........ 0.86 1.03 2.31 1.05 (0.98) 1.35
Less distributions from:
Net investment income .............. (0.17) (0.13) (0.14) (0.18) (0.53) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.28) (0.46) (0.14) (0.42) (0.63) —
Net asset value, end of period .......... $12.69 $13.11 $12.54 $10.37 $9.74 $11.35
Total return
e
....................... 6.50% 8.46% 22.46% 11.47% (9.35)% 13.50%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 10.77% 12.07% 11.66% 17.48% 41.73% 81.10%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.18% 0.18% 0.18% 0.18% 0.12%
Net investment income (loss)
d
.......... 1.84% 0.86% 1.00% 2.21% 0.91% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $14 $15 $14 $11 $10 $11
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.12 $12.55 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.14 0.13 0.13 0.23 0.11 (—)
e
Net realized and unrealized gains (losses) 0.73 0.92 2.19 0.83 (1.08) 1.36
Total from investment operations ........ 0.87 1.05 2.32 1.06 (0.97) 1.36
Less distributions from:
Net investment income .............. (0.19) (0.15) (0.15) (0.19) (0.54) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.30) (0.48) (0.15) (0.43) (0.64) —
Net asset value, end of period .......... $12.69 $13.12 $12.55 $10.38 $9.75 $11.36
Total return
f
........................ 6.59% 8.62% 22.59% 11.63% (9.21)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 10.60% 11.92% 11.51% 17.33% 41.58% 81.01%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.03% 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income (loss)
d
.......... 2.07% 1.01% 1.15% 2.36% 1.06% (0.02)%
Supplemental data
Net assets, end of period (000’s) ........ $32 $26 $14 $12 $10 $11
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.13 $12.56 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income
c,d
............ 0.15 0.14 0.17 0.27 0.07 —
e
Net realized and unrealized gains (losses) 0.73 0.92 2.17 0.80 (1.02) 1.36
Total from investment operations ........ 0.88 1.06 2.34 1.07 (0.95) 1.36
Less distributions from:
Net investment income .............. (0.20) (0.16) (0.16) (0.20) (0.56) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.31) (0.49) (0.16) (0.44) (0.66) —
Net asset value, end of period .......... $12.70 $13.13 $12.56 $10.38 $9.75 $11.36
Total return
f
........................ 6.67% 8.71% 22.81% 11.76% (9.11)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 10.55% 11.82% 11.41% 17.23% 41.48% 80.95%
Expenses net of waiver and payments by
affiliates
h
.......................... (0.07)%
i
(0.07)%
i
(0.07)%
i
(0.07)%
i
(0.07)%
i
(0.03)%
i
Net investment income
d
............... 2.18% 1.11% 1.59% 2.84% 0.67% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $207 $171 $167 $189 $122 $26
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2021
a
2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.12 $12.55 $10.38 $9.75 $11.36 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.14 0.13 0.13 0.23 0.11 (—)
e
Net realized and unrealized gains (losses) 0.73 0.92 2.19 0.83 (1.08) 1.36
Total from investment operations ........ 0.87 1.05 2.32 1.06 (0.97) 1.36
Less distributions from:
Net investment income .............. (0.19) (0.15) (0.15) (0.19) (0.54) —
Net realized gains ................. (1.11) (0.33) — (0.24) (0.10) —
Total distributions ................... (1.30) (0.48) (0.15) (0.43) (0.64) —
Net asset value, end of period .......... $12.69 $13.12 $12.55 $10.38 $9.75 $11.36
Total return
f
........................ 6.57% 8.62% 22.58% 11.65% (9.21)% 13.60%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 10.61% 11.92% 11.51% 17.33% 41.58% 81.01%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.02% 0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income (loss)
d
.......... 2.04% 1.01% 1.15% 2.43% 1.03% (0.02)%
Supplemental data
Net assets, end of period (000’s) ........ $17 $16 $14 $12 $11 $11
Portfolio turnover rate ................ 6% 37% 45% 144% 13% 7%
a
For the period January 4, 2021 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2065 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Domestic Equity 70.1%
a,b
Putnam Sustainable Future ETF ........................................ 13,769 $ 340,982
b
Putnam Sustainable Leaders ETF ....................................... 18,984 697,282
1,038,264
Domestic Fixed Income 4.3%
b
Putnam ESG Core Bond ETF .......................................... 688 33,973
b
Putnam ESG High Yield ETF ........................................... 314 16,453
b
Putnam ESG Ultra Short ETF .......................................... 257 13,056
63,482
Foreign Equity 24.7%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 3,238 93,627
b
Putnam PanAgora ESG International Equity ETF ............................ 9,686 271,499
365,126
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,306,976 ) .................................................................
1,466,872
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 7,828 7,828
Total Money Market Funds (Cost $ 7,828 ) .......................................
7,828
Total Short Term Investments (Cost $ 7,828 ) ....................................
7,828
a
Total Investments (Cost $ 1,314,804 ) 99.6% .....................................
$1,474,700
Other Assets, less Liabilities 0.4% .............................................
5,679
Net Assets 100.0% ...........................................................
$1,480,379
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Period Ended
January
31, 2026
a
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.09
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.75
Less distributions from:
Net investment income ............................................................................ (0.13)
Net asset value, end of period ........................................................................ $10.62
Total return
e
..................................................................................... 7.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.56%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.28%
Net investment income
d
............................................................................. 1.75%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

174
a
Period Ended
January
31, 2026
a
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.05
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.71
Less distributions from:
Net investment income ............................................................................ (0.10)
Net asset value, end of period ........................................................................ $10.61
Total return
e
..................................................................................... 7.13%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 15.31%
Expenses net of waiver and payments by affiliates
g
........................................................ 1.02%
Net investment income
d
............................................................................. 0.95%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Period Ended
January
31, 2026
a
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.07
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.73
Less distributions from:
Net investment income ............................................................................ (0.12)
Net asset value, end of period ........................................................................ $10.61
Total return
e
..................................................................................... 7.27%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.95%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.67%
Net investment income
d
............................................................................. 1.30%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

sv
a
Period Ended
January
31, 2026
a
(unaudited)
Class R3
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.03
Net realized and unrealized gains (losses) ............................................................. 0.71
Total from investment operations ...................................................................... 0.74
Less distributions from:
Net investment income ............................................................................ (0.09)
Net asset value, end of period ........................................................................ $10.65
Total return
e
..................................................................................... 7.37%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 13.58%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.43%
Net investment income
d
............................................................................. 0.48%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Period Ended
January
31, 2026
a
(unaudited)
Class R4
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.10
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.76
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of period ........................................................................ $10.62
Total return
e
..................................................................................... 7.56%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.47%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.18%
Net investment income
d
............................................................................. 1.79%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
January
31, 2026
a
(unaudited)
Class R5
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.10
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.76
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of period ........................................................................ $10.62
Total return
e
..................................................................................... 7.62%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.33%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.03%
Net investment income
d
............................................................................. 1.94%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Period Ended
January
31, 2026
a
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.11
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.77
Less distributions from:
Net investment income ............................................................................ (0.15)
Net asset value, end of period ........................................................................ $10.62
Total return
e
..................................................................................... 7.62%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.23%
Expenses net of waiver and payments by affiliates
g
........................................................ (0.06)%
Net investment income
d
............................................................................. 2.05%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $1,001
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Sustainable Retirement 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
January
31, 2026
a
(unaudited)
Class Y
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c , d
.......................................................................... 0.10
Net realized and unrealized gains (losses) ............................................................. 0.66
Total from investment operations ...................................................................... 0.76
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of period ........................................................................ $10.62
Total return
e
..................................................................................... 7.62%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 14.31%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.03%
Net investment income
d
............................................................................. 1.94%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $11
Portfolio turnover rate .............................................................................. 6%
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Retirement 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 70.5%
a,b
Putnam Sustainable Future ETF ........................................ 10,084 $ 249,725
b
Putnam Sustainable Leaders ETF ....................................... 13,871 509,482
759,207
Domestic Fixed Income 4.2%
b
Putnam ESG Core Bond ETF .......................................... 503 24,838
b
Putnam ESG High Yield ETF ........................................... 228 11,947
b
Putnam ESG Ultra Short ETF .......................................... 171 8,687
45,472
Foreign Equity 24.9%
b
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 2,393 69,194
b
Putnam PanAgora ESG International Equity ETF ............................ 7,103 199,097
268,291
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,021,474 ) .................................................................
1,072,970
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
b,c
Putnam Government Money Market Fund , Class G , 3.484% ................... 3,233 3,233
Total Money Market Funds (Cost $ 3,233 ) .......................................
3,233
Total Short Term Investments (Cost $ 3,233 ) ....................................
3,233
a
Total Investments (Cost $ 1,024,707 ) 99.9% .....................................
$1,076,203
Other Assets, less Liabilities 0.1% .............................................
769
Net Assets 100.0% ...........................................................
$1,076,972
See Abbreviations on page 132 .
a
Non-income producing.
b
See Note 3(f) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $432,200,695 $255,480,170 $— $—
Cost - Non-controlled affiliates (Note 3f) ..... 171,128,729 225,182,249 361,178,256 357,231,222
Value - Controlled affiliates (Note 3f) ........ 439,396,868 257,852,011 — —
Value - Non-controlled affiliates (Note 3f) ..... 198,617,703 250,326,189 400,478,905 414,366,111
Cash ................................. 25,895 — — —
Receivables:
Capital shares sold ..................... 196,910 2,708,531 698,797 1,149,410
Dividends ............................ 3,275 4,625 3,399 3,645
Affiliates ............................. 25,683 3,617 16,811 31,910
Prepaid expenses ....................... 56,171 49,561 50,541 50,684
Total assets ....................... 638,322,505 510,944,534 401,248,453 415,601,760
Liabilities:
Payables:
Capital shares redeemed ................ 297,397 423,876 857,997 1,014,810
Administrative fees ..................... 1,633 1,057 1,059 953
Distribution fees ....................... 5,536 7,471 10,019 8,735
Transfer agent fees ..................... 88,800 98,247 79,806 81,721
Trustees' fees and expenses .............. 4 63 133 249
Distributions to shareholders .............. 397 — — —
Accrued expenses and other liabilities ........ 189,847 40,678 41,310 42,243
Total liabilities ...................... 583,614 571,392 990,324 1,148,711
Net assets, at value .............. $637,738,891 $510,373,142 $400,258,129 $414,453,049
Net assets consist of:
Paid-in capital .......................... $658,042,790 $493,515,697 $360,340,732 $358,176,410
Total distributable earnings (losses) .......... (20,303,899) 16,857,445 39,917,397 56,276,639
Net assets, at value .............. $637,738,891 $510,373,142 $400,258,129 $414,453,049

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Class A:
Net assets, at value .................... $40,880,968 $26,626,637 $35,557,223 $32,741,897
Shares outstanding ..................... 2,391,114 1,218,096 1,476,627 1,321,538
Net asset value per share
a,b
............... $17.10 $21.86 $24.08 $24.78
Maximum offering price per share (net asset
value per share ÷ 96.00%, 94.25%, 94.25% and
94.25%, respectively)
b
................... $17.81 $23.19 $25.55 $26.29
Class C:
Net assets, at value .................... $337,510 $295,855 $460,351 $765,868
Shares outstanding ..................... 20,282 14,842 22,179 37,712
Net asset value and maximum offering price per
share
a,b
.............................. $16.64 $19.93 $20.76 $20.31
Class R:
Net assets, at value .................... $1,342,210 $201,625 $711,938 $83,204
Shares outstanding ..................... 78,654 10,079 31,602 3,114
Net asset value and maximum offering price per
share
b
............................... $17.06 $20.01 $22.53 $26.72
Class R3:
Net assets, at value .................... $4,300,562 $6,268,975 $7,598,650 $4,680,021
Shares outstanding ..................... 250,500 235,860 248,514 146,784
Net asset value and maximum offering price per
share
b
............................... $17.17 $26.58 $30.58 $31.88
Class R4:
Net assets, at value .................... $1,149,803 $3,018,749 $1,301,772 $617,387
Shares outstanding ..................... 66,858 113,559 42,590 19,356
Net asset value and maximum offering price per
share
b
............................... $17.20 $26.58 $30.56 $31.90
Class R5:
Net assets, at value .................... $11,928 $12,505 $13,477 $14,179
Shares outstanding ..................... 694 470 441 445
Net asset value and maximum offering price per
share
b
............................... $17.18 $26.58 $30.59 $31.89
Class R6:
Net assets, at value .................... $3,065,972 $4,196,759 $5,452,039 $3,188,411
Shares outstanding ..................... 178,494 157,821 178,200 99,918
Net asset value and maximum offering price per
share
b
............................... $17.18 $26.59 $30.60 $31.91
Class Y:
Net assets, at value .................... $586,649,938 $469,752,037 $349,162,679 $372,362,082
Shares outstanding ..................... 34,148,362 17,717,910 11,431,149 11,704,617
Net asset value and maximum offering price per
share
b
............................... $17.18 $26.51 $30.54 $31.81
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f) ......... $12,644,230 $11,253,976 $— $—
Cost - Non-controlled affiliates (Note 3f) ..... 288,626,798 215,669,095 147,168,364 69,646,424
Value - Controlled affiliates (Note 3f) ........ 16,857,329 14,931,562 — —
Value - Non-controlled affiliates (Note 3f) ..... 335,019,629 253,805,895 172,596,200 79,005,471
Receivables:
Investment securities sold ................ — — — 308,462
Capital shares sold ..................... 899,134 699,898 429,534 252,256
Dividends ............................ 2,445 1,950 1,233 614
Affiliates ............................. 30,199 28,483 20,848 13,516
Prepaid expenses ....................... 50,181 47,609 50,268 50,517
Total assets ....................... 352,858,917 269,515,397 173,098,083 79,630,836
Liabilities:
Payables:
Investment securities purchased ........... — — 413,848 —
Capital shares redeemed ................ 306,473 78,154 137,986 304,969
Administrative fees ..................... 958 575 726 223
Distribution fees ....................... 9,044 8,463 8,760 4,348
Transfer agent fees ..................... 69,371 52,115 34,338 14,819
Reports to shareholders fees ............. 15,616 15,948 15,871 14,823
Professional fees ...................... 22,910 23,361 23,513 24,017
Trustees' fees and expenses .............. 59 96 22 29
Accrued expenses and other liabilities ........ 2,652 2,496 2,293 2,112
Total liabilities ...................... 427,083 181,208 637,357 365,340
Net assets, at value .............. $352,431,834 $269,334,189 $172,460,726 $79,265,496
Net assets consist of:
Paid-in capital .......................... $300,934,595 $226,111,044 $144,306,837 $68,571,270
Total distributable earnings (losses) .......... 51,497,239 43,223,145 28,153,889 10,694,226
Net assets, at value .............. $352,431,834 $269,334,189 $172,460,726 $79,265,496

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Class A:
Net assets, at value .................... $35,421,734 $33,030,219 $33,541,952 $18,867,218
Shares outstanding ..................... 1,487,436 1,414,505 2,260,284 1,232,869
Net asset value per share
a,b
............... $23.81 $23.35 $14.84 $15.30
Maximum offering price per share (net asset
value per share ÷ 94.25%)
b
............... $25.26 $24.77 $15.75 $16.23
Class C:
Net assets, at value .................... $492,628 $704,101 $373,835 $294,109
Shares outstanding ..................... 24,723 31,631 25,946 19,521
Net asset value and maximum offering price per
share
a,b
.............................. $19.93 $22.26 $14.41 $15.07
Class R:
Net assets, at value .................... $59,486 $249,171 $90,410 $30,128
Shares outstanding ..................... 2,315 10,938 5,888 1,953
Net asset value and maximum offering price per
share
b
............................... $25.70 $22.78 $15.36 $15.42
Class R3:
Net assets, at value .................... $4,671,220 $2,679,057 $5,495,123 $94,050
Shares outstanding ..................... 145,152 115,086 366,956 6,089
Net asset value and maximum offering price per
share
b
............................... $32.18 $23.28 $14.97 $15.45
Class R4:
Net assets, at value .................... $1,244,974 $367,966 $605,608 $261,753
Shares outstanding ..................... 38,690 15,804 40,353 16,989
Net asset value and maximum offering price per
share
b
............................... $32.18 $23.28 $15.01 $15.41
Class R5:
Net assets, at value .................... $18,273 $15,108 $20,757 $15,476
Shares outstanding ..................... 567 648 1,382 1,002
Net asset value and maximum offering price per
share
b
............................... $32.21 $23.30 $15.02 $15.45
Class R6:
Net assets, at value .................... $4,235,150 $4,188,560 $4,781,711 $4,688,406
Shares outstanding ..................... 131,433 179,734 318,252 303,364
Net asset value and maximum offering price per
share
b
............................... $32.22 $23.30 $15.02 $15.45
Class Y:
Net assets, at value .................... $306,288,369 $228,100,007 $127,551,330 $55,014,356
Shares outstanding ..................... 9,509,654 9,799,705 8,469,573 3,577,469
Net asset value and maximum offering price per
share
b
............................... $32.21 $23.28 $15.06 $15.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ....................................... $1,314,804 $1,024,707
Value - Non-controlled affiliates (Note 3f) ....................................... 1,474,700 1,076,203
Receivables:
Capital shares sold ....................................................... 2,611 120
Dividends .............................................................. 48 9
Affiliates ............................................................... 2,279 33,250
Prepaid expenses ......................................................... 80,780 —
Offering costs ............................................................ — 61,884
Total assets ......................................................... 1,560,418 1,171,466
Liabilities:
Payables:
Administrative fees ....................................................... 3 4
Distribution fees ......................................................... 403 17
Transfer agent fees ....................................................... 224 88
Reports to shareholders fees ............................................... 9,590 70
Professional fees ........................................................ 30,182 26,411
Trustees' fees and expenses ................................................ 2 2
Accrued expenses and other liabilities .......................................... 39,635 67,902
Total liabilities ........................................................ 80,039 94,494
Net assets, at value ................................................ $1,480,379 $1,076,972
Net assets consist of:
Paid-in capital ............................................................ $1,295,604 $1,013,815
Total distributable earnings (losses) ............................................ 184,775 63,157
Net assets, at value ................................................ $1,480,379 $1,076,972

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
Class A:
Net assets, at value ...................................................... $870,275 $11,087
Shares outstanding ....................................................... 68,998 1,044
Net asset value per share
a,b
................................................. $12.61 $10.62
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
............... $13.38 $11.27
Class C:
Net assets, at value ...................................................... $270,754 $10,709
Shares outstanding ....................................................... 21,561 1,010
Net asset value and maximum offering price per share
a,b
........................... $12.56 $10.61
Class R:
Net assets, at value ...................................................... $14,034 $10,728
Shares outstanding ....................................................... 1,104 1,011
Net asset value and maximum offering price per share
b
............................ $12.71 $10.61
Class R3:
Net assets, at value ...................................................... $54,749 $10,741
Shares outstanding ....................................................... 4,332 1,008
Net asset value and maximum offering price per share
b
............................ $12.64 $10.65
Class R4:
Net assets, at value ...................................................... $14,212 $10,754
Shares outstanding ....................................................... 1,120 1,013
Net asset value and maximum offering price per share
b
............................ $12.69 $10.62
Class R5:
Net assets, at value ...................................................... $32,064 $10,762
Shares outstanding ....................................................... 2,526 1,013
Net asset value and maximum offering price per share
b
............................ $12.69 $10.62
Class R6:
Net assets, at value ...................................................... $207,395 $1,001,429
Shares outstanding ....................................................... 16,333 94,279
Net asset value and maximum offering price per share
b
............................ $12.70 $10.62
Class Y:
Net assets, at value ...................................................... $16,896 $10,762
Shares outstanding ....................................................... 1,331 1,013
Net asset value and maximum offering price per share
b
............................ $12.69 $10.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f) .............. $9,029,776 $4,124,381 $— $—
Non-controlled affiliates (Note 3f) .......... 2,125,788 2,989,602 5,063,752 4,969,701
Total investment income ................ 11,155,564 7,113,983 5,063,752 4,969,701
Expenses:
Management fees (Note 3 a ) ................ 1,508,702 1,097,664 944,316 1,001,370
Administrative fees (Note 3 b ) ............... 8,784 5,932 5,269 5,344
Distribution fees: (Note 3c )
    Class A ............................. 53,768 34,727 45,448 42,659
    Class C ............................. 1,936 1,752 2,668 3,906
    Class R ............................. 3,327 280 1,558 126
    Class R3 ............................ 5,576 8,159 9,527 5,656
Transfer agent fees: (Note 3e )
    Class A ............................. 25,369 16,525 21,628 20,292
    Class C ............................. 237 211 323 466
    Class R ............................. 1,741 146 816 66
    Class R3 ............................ 5,841 8,538 9,967 5,911
    Class R4 ............................ 1,513 3,906 1,693 709
    Class R5 ............................ 7 7 8 8
    Class R6 ............................ 366 459 688 453
    Class Y ............................. 354,671 250,180 200,626 214,357
Custodian fees .......................... 662 1,019 969 938
Reports to shareholders fees ............... 22,128 18,329 17,270 17,833
Registration and filing fees ................. 95,300 44,854 37,198 44,030
Professional fees ........................ 91,568 24,944 22,552 24,518
Trustees' fees and expenses ............... 9,560 6,709 5,705 6,141
Other ................................. 2,588 1,656 2,001 1,904
Total expenses ...................... 2,193,644 1,525,997 1,330,230 1,396,687
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (1,578,077) (1,082,647) (1,029,527) (1,153,327)
Net expenses ...................... 615,567 443,350 300,703 243,360
Net investment income ............. 10,539,997 6,670,633 4,763,049 4,726,341
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Note 3f) ............ 139,672 — — —
Non-controlled affiliates (Note 3f) ......... 4,914,404 3,766,156 5,404,634 3,292,192
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f) ............ 523,560 — — —
Non-controlled affiliates (Note 3f) ......... 1,292,847 1,456,157 1,814,823 2,704,878
Net realized gain (loss) ............... 6,870,483 5,222,313 7,219,457 5,997,070
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Note 3f) ............ 6,093,648 2,945,818 — —
Non-controlled affiliates (Note 3f) ......... 1,079,940 1,747,778 3,846,709 8,854,004
Net change in unrealized appreciation
(depreciation) ...................... 7,173,588 4,693,596 3,846,709 8,854,004
Net realized and unrealized gain (loss) ......... 14,044,071 9,915,909 11,066,166 14,851,074
Net increase (decrease) in net assets resulting from
operations ............................... $24,584,068 $16,586,542 $15,829,215 $19,577,415

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f) .............. $344,702 $296,082 $— $—
Non-controlled affiliates (Note 3f) .......... 3,721,972 2,670,605 1,850,484 811,449
Total investment income ................ 4,066,674 2,966,687 1,850,484 811,449
Expenses:
Management fees (Note 3 a ) ................ 851,270 660,409 441,561 205,148
Administrative fees (Note 3 b ) ............... 4,590 3,329 2,542 1,044
Distribution fees: (Note 3c )
    Class A ............................. 45,021 42,426 43,100 23,612
    Class C ............................. 2,651 4,067 1,989 1,467
    Class R ............................. 139 523 257 65
    Class R3 ............................ 5,710 3,593 6,580 102
Transfer agent fees: (Note 3e )
    Class A ............................. 21,412 20,177 20,504 11,227
    Class C ............................. 318 486 238 175
    Class R ............................. 73 276 135 34
    Class R3 ............................ 5,970 3,760 6,879 106
    Class R4 ............................ 1,504 615 782 312
    Class R5 ............................ 11 9 10 9
    Class R6 ............................ 536 520 580 572
    Class Y ............................. 172,500 127,068 72,887 31,193
Custodian fees .......................... 771 586 362 145
Reports to shareholders fees ............... 17,371 17,669 16,599 15,261
Registration and filing fees ................. 38,691 45,780 38,303 36,983
Professional fees ........................ 20,620 18,145 15,054 12,179
Trustees' fees and expenses ............... 4,957 3,720 2,409 1,142
Other ................................. 2,012 2,013 2,014 2,012
Total expenses ...................... 1,196,127 955,171 672,785 342,788
Expenses waived/paid by affiliates ( N ote 3f
and 3g) ........................... (1,020,373) (828,695) (578,177) (304,667)
Net expenses ...................... 175,754 126,476 94,608 38,121
Net investment income ............. 3,890,920 2,840,211 1,755,876 773,328
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Controlled affiliates (Note 3f) ............ 298,394 247,681 — —
Non-controlled affiliates (Note 3f) ......... 2,208,877 1,646,112 1,814,539 1,082,620
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f) ............ 550,531 472,880 — —
Non-controlled affiliates (Note 3f) ......... 2,385,175 1,936,036 1,658,072 802,592
Net realized gain (loss) ............... 5,442,977 4,302,709 3,472,611 1,885,212
Net change in unrealized appreciation
(depreciation) on:
Investments:
Controlled affiliates (Note 3f) ............ 2,138,126 1,881,082 — —
Non-controlled affiliates (Note 3f) ......... 6,911,710 5,496,702 4,612,715 1,910,676
Net change in unrealized appreciation
(depreciation) ...................... 9,049,836 7,377,784 4,612,715 1,910,676
Net realized and unrealized gain (loss) ......... 14,492,813 11,680,493 8,085,326 3,795,888
Net increase (decrease) in net assets resulting from
operations ............................... $18,383,733 $14,520,704 $9,841,202 $4,569,216

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
a
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................ $11,037 $10,605
Expenses:
Management fees (Note 3 a ) .................................................. 3,038 2,976
Administrative fees (Note 3 b ) ................................................. 15 11
Distribution fees: (Note 3c )
    Class A ............................................................... 629 13
    Class C ............................................................... 1,414 52
    Class R ............................................................... 77 26
    Class R3 .............................................................. 37 33
Transfer agent fees: (Note 3e )
    Class A ............................................................... 297 6
    Class C ............................................................... 169 6
    Class R ............................................................... 40 14
    Class R3 .............................................................. 39 35
    Class R4 .............................................................. 20 15
    Class R5 .............................................................. 18 7
    Class R6 .............................................................. 26 121
    Class Y ............................................................... 10 6
Reports to shareholders fees ................................................. 9,612 5,203
Registration and filing fees ................................................... 27,149 —
Professional fees .......................................................... 16,760 26,438
Trustees' fees and expenses ................................................. 17 18
Organization costs ......................................................... — 22,500
Amortization of offering costs (Note 1d) ......................................... — 59,980
Other ................................................................... 1,014 509
Total expenses ........................................................ 60,381 117,969
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (58,078) (118,092)
Net expenses ........................................................ 2,303 (123)
Net investment income ............................................... 8,734 10,728
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 22,657 4,320
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ........................................... 11,574 11,149
Net realized gain (loss) ................................................. 34,231 15,469
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 14,164 51,496
Net realized and unrealized gain (loss) ........................................... 48,395 66,965
Net increase (decrease) in net assets resulting from operations ......................... $57,129 $77,693
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Sustainable Retirement Maturity
Fund Putnam Sustainable Retirement 2030 Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $10,539,997 $7,513,424 $6,670,633 $10,179,139
Net realized gain (loss) ............ 6,870,483 2,826,022 5,222,313 9,945,444
Net change in unrealized appreciation
(depreciation) ................. 7,173,588 206,756 4,693,596 (1,897,240)
Net increase (decrease) in net
assets resulting from operations . 24,584,068 10,546,202 16,586,542 18,227,343
Distributions to shareholders:
Class A ........................ (782,597) (727,931) (617,422) (761,609)
Class B ........................ — (57) — —
Class C ........................ (4,887) (14,789) (3,524) (15,739)
Class R ........................ (22,109) (16,204) (5,167) (802)
Class R3 ....................... (77,269) (39,476) (111,790) (135,856)
Class R4 ....................... (21,996) (4,665) (60,444) (65,803)
Class R5 ....................... (235) (397) (264) (300)
Class R6 ....................... (59,507) (30,202) (81,632) (138,095)
Class Y ........................ (11,710,114) (6,713,366) (9,556,067) (7,555,746)
Total distributions to shareholders ..... (12,678,714) (7,547,087) (10,436,310) (8,673,950)
Capital share transactions: (Note 2 )
Class A ........................ (1,744,664) 17,991,363 (1,186,960) 1,696,407
Class B ........................ — (31,811) — (21,587)
Class C ........................ (1,006,773) 548,516 (376,489) (95,102)
Class R ........................ 67,642 642,940 132,721 10,710
Class R3 ....................... (398,853) 3,205,881 (134,504) (621,127)
Class R4 ....................... 35,550 964,619 132,943 (122,402)
Class R5 ....................... 107 (87) — —
Class R6 ....................... 228,106 1,865,945 858,501 (2,051,868)
Class Y ........................ (10,887,599) 407,488,904 101,585,179 100,379,950
Total capital share transactions ....... (13,706,484) 432,676,270 101,011,391 99,174,981
Net increase (decrease) in net
assets ..................... (1,801,130) 435,675,385 107,161,623 108,728,374
Net assets:
Beginning of period ................ 639,540,021 203,864,636 403,211,519 294,483,145
End of period ..................... $637,738,891 $639,540,021 $510,373,142 $403,211,519

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Sustainable Retirement 2035 Fund Putnam Sustainable Retirement 2040 Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,763,049 $7,062,841 $4,726,341 $5,987,712
Net realized gain (loss) ............ 7,219,457 10,643,702 5,997,070 8,690,198
Net change in unrealized appreciation
(depreciation) ................. 3,846,709 1,267,104 8,854,004 7,795,510
Net increase (decrease) in net
assets resulting from operations . 15,829,215 18,973,647 19,577,415 22,473,420
Distributions to shareholders:
Class A ........................ (725,254) (818,746) (720,355) (658,314)
Class C ........................ (3,324) (22,438) (14,677) (14,568)
Class R ........................ (12,893) (15,247) (1,788) —
Class R3 ....................... (111,400) (104,449) (71,672) (43,308)
Class R4 ....................... (22,067) (20,297) (11,586) (9,711)
Class R5 ....................... (243) (248) (269) (217)
Class R6 ....................... (102,375) (157,641) (72,109) (32,707)
Class Y ........................ (6,295,803) (5,256,653) (6,948,052) (4,696,537)
Total distributions to shareholders ..... (7,273,359) (6,395,719) (7,840,508) (5,455,362)
Capital share transactions: (Note 2 )
Class A ........................ 16,919 3,381,114 (1,986,520) 6,692,038
Class B ........................ — (55,870) — (98,437)
Class C ........................ (808,380) (27,946) (196,764) 5,942
Class R ........................ (68,379) 99,292 76,750 (88,252)
Class R3 ....................... 264,535 209,061 371,407 520,192
Class R4 ....................... 30,286 170,495 125,541 (59,588)
Class R6 ....................... 82,624 (2,381,487) (387,324) 1,505,688
Class Y ........................ 35,529,753 58,536,207 28,340,814 78,571,858
Total capital share transactions ....... 35,047,358 59,930,866 26,343,904 87,049,441
Net increase (decrease) in net
assets ..................... 43,603,214 72,508,794 38,080,811 104,067,499
Net assets:
Beginning of period ................ 356,654,915 284,146,121 376,372,238 272,304,739
End of period ..................... $400,258,129 $356,654,915 $414,453,049 $376,372,238

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Sustainable Retirement 2045 Fund Putnam Sustainable Retirement 2050 Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,890,920 $4,175,953 $2,840,211 $2,807,997
Net realized gain (loss) ............ 5,442,977 7,308,647 4,302,709 5,922,138
Net change in unrealized appreciation
(depreciation) ................. 9,049,836 8,419,295 7,377,784 6,964,590
Net increase (decrease) in net
assets resulting from operations . 18,383,733 19,903,895 14,520,704 15,694,725
Distributions to shareholders:
Class A ........................ (700,788) (605,824) (473,530) (364,749)
Class C ........................ (5,398) (13,441) (3,608) (3,886)
Class R ........................ (920) (103) (2,847) (2,434)
Class R3 ....................... (59,125) (41,951) (37,189) (24,349)
Class R4 ....................... (18,668) (13,109) (7,834) (4,166)
Class R5 ....................... (294) (195) (253) (188)
Class R6 ....................... (70,939) (52,589) (71,824) (62,082)
Class Y ........................ (4,921,303) (3,208,388) (3,747,182) (2,261,681)
Total distributions to shareholders ..... (5,777,435) (3,935,600) (4,344,267) (2,723,535)
Capital share transactions: (Note 2 )
Class A ........................ (755,350) 5,967,068 (1,414,623) 9,358,669
Class B ........................ — (53,337) — (16,808)
Class C ........................ (460,353) (85,041) (425,763) (74,307)
Class R ........................ 10,169 (65,382) 29,785 66,164
Class R3 ....................... 255,969 110,109 (258,260) 133,910
Class R4 ....................... 151,837 40,203 (36,787) 97,945
Class R5 ....................... 1,074 2,217 — —
Class R6 ....................... (356,709) 715,258 140,114 (697,248)
Class Y ........................ 33,991,530 65,901,472 27,198,566 44,151,968
Total capital share transactions ....... 32,838,167 72,532,567 25,233,032 53,020,293
Net increase (decrease) in net
assets ..................... 45,444,465 88,500,862 35,409,469 65,991,483
Net assets:
Beginning of period ................ 306,987,369 218,486,507 233,924,720 167,933,237
End of period ..................... $352,431,834 $306,987,369 $269,334,189 $233,924,720

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Sustainable Retirement 2055 Fund Putnam Sustainable Retirement 2060 Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,755,876 $1,491,231 $773,328 $542,881
Net realized gain (loss) ............ 3,472,611 4,132,148 1,885,212 2,143,313
Net change in unrealized appreciation
(depreciation) ................. 4,612,715 4,756,448 1,910,676 1,981,261
Net increase (decrease) in net
assets resulting from operations . 9,841,202 10,379,827 4,569,216 4,667,455
Distributions to shareholders:
Class A ........................ (489,780) (307,352) (621,974) (128,854)
Class C ........................ (1,303) (686) (7,787) —
Class R ........................ (872) (129) (918) (89)
Class R3 ....................... (71,953) (35,203) (2,864) (172)
Class R4 ....................... (9,145) (5,331) (8,537) (1,675)
Class R5 ....................... (336) (164) (551) (148)
Class R6 ....................... (82,765) (23,633) (160,549) (20,693)
Class Y ........................ (2,110,005) (1,056,853) (1,918,069) (395,557)
Total distributions to shareholders ..... (2,766,159) (1,429,351) (2,721,249) (547,188)
Capital share transactions: (Note 2 )
Class A ........................ (1,304,866) 11,644,515 397,683 7,947,746
Class B ........................ — (36,298) — (20,329)
Class C ........................ (268,785) (77,492) (2,165) (40,922)
Class R ........................ (11,806) (38,216) 6,880 —
Class R3 ....................... 469,081 602,736 24,744 (25,419)
Class R4 ....................... 17,007 32,738 46,678 51,854
Class R5 ....................... 5,375 — — —
Class R6 ....................... 362,956 2,297,411 107,384 2,587,707
Class Y ........................ 13,258,407 29,328,458 6,724,285 15,246,819
Total capital share transactions ....... 12,527,369 43,753,852 7,305,489 25,747,456
Net increase (decrease) in net
assets ..................... 19,602,412 52,704,328 9,153,456 29,867,723
Net assets:
Beginning of period ................ 152,858,314 100,153,986 70,112,040 40,244,317
End of period ..................... $172,460,726 $152,858,314 $79,265,496 $70,112,040

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Sustainable Retirement 2065 Fund
Putnam Sustainable
Retirement 2070 Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $8,734 $4,599 $10,728
Net realized gain (loss) .............................. 34,231 96,169 15,469
Net change in unrealized appreciation (depreciation) ........ 14,164 (26,912) 51,496
Net increase (decrease) in net assets resulting from
operations ................................... 57,129 73,856 77,693
Distributions to shareholders:
Class A .......................................... (45,418) (12,619) (133)
Class C .......................................... (22,340) (12,128) (103)
Class R .......................................... (1,287) (438) (118)
Class R3 ......................................... (5,016) (476) (88)
Class R4 ......................................... (1,433) (513) (137)
Class R5 ......................................... (3,034) (624) (143)
Class R6 ......................................... (20,824) (5,524) (13,671)
Class Y .......................................... (1,686) (547) (143)
Total distributions to shareholders ....................... (101,038) (32,869) (14,536)
Capital share transactions: (Note 2 )
Class A .......................................... 590,141 (22,256) 10,468
Class C .......................................... (117,865) (22,017) 10,103
Class R .......................................... (1,047) — 10,118
Class R3 ......................................... 40,920 2,720 9,028
Class R4 ......................................... — — 10,137
Class R5 ......................................... 7,422 10,506 10,143
Class R6 ......................................... 45,205 (5,282) 943,675
Class Y .......................................... 1,427 1,221 10,143
Total capital share transactions ......................... 566,203 (35,108) 1,013,815
Net increase (decrease) in net assets ................ 522,294 5,879 1,076,972
Net assets:
Beginning of period .................................. 958,085 952,206 —
End of period ....................................... $1,480,379 $958,085 $1,076,972
a
For the period August 1, 2025 (commencement of operations) to January 31, 2026.

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Target Date Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer eight classes of shares: Class A, Class C,
Class R, Class R3, Class R4, Class R5, Class R6 and Class
Y. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective August 1, 2025, the Trust began offering shares of the Putnam Sustainable Retirement 2070 Fund.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Effective February 27, 2026, the Funds will be renamed as
follows:
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
Current Fund Repositioned Fund
Putnam Sustainable
Retirement Maturity Fund
Putnam Retirement Advantage Plus
Maturity Fund
Putnam Sustainable
Retirement 2030 Fund
Putnam Retirement Advantage Plus
2030 Fund
Putnam Sustainable
Retirement 2035 Fund
Putnam Retirement Advantage Plus
2035 Fund
Putnam Sustainable
Retirement 2040 Fund
Putnam Retirement Advantage Plus
2040 Fund
Putnam Sustainable
Retirement 2045 Fund
Putnam Retirement Advantage Plus
2045 Fund
Putnam Sustainable
Retirement 2050 Fund
Putnam Retirement Advantage Plus
2050 Fund
Putnam Sustainable
Retirement 2055 Fund
Putnam Retirement Advantage Plus
2055 Fund
Putnam Sustainable
Retirement 2060 Fund
Putnam Retirement Advantage Plus
2060 Fund
Putnam Sustainable
Retirement 2065 Fund
Putnam Retirement Advantage Plus
2065 Fund
Putnam Sustainable
Retirement 2070 Fund
Putnam Retirement Advantage Plus
2070 Fund

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2026
Shares sold
a
................................... 85,807 $1,455,859 45,646 $998,052
Shares issued in reinvestment of distributions .......... 45,509 780,002 27,293 599,908
Shares redeemed ............................... (232,076) (3,980,525) (125,941) (2,784,920)
Net increase (decrease) .......................... (100,760) $(1,744,664) (53,002) $(1,186,960)
Year ended July 31, 2025
Shares sold
a
................................... 27,396 $450,257 341,986 $7,263,133
Shares issued in reinvestment of distributions .......... 43,565 722,419 36,584 756,188
Shares issued on reorganization .................... 1,258,247 21,163,714 — —
Shares redeemed ............................... (263,337) (4,345,027) (299,859) (6,322,914)
Net increase (decrease) .......................... 1,065,871 $17,991,363 78,711 $1,696,407
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 4 57 — —
Shares redeemed ............................... (1,974) (31,868) (1,085) (21,587)
Net increase (decrease) .......................... (1,970) $(31,811) (1,085) $(21,587)
Class C
Class C Shares:
Six Months ended January 31, 2026
Shares sold ................................... 479 $7,960 1,290 $25,790
Shares issued in reinvestment of distributions .......... 293 4,887 176 3,524
Shares redeemed
a
.............................. (62,218) (1,019,620) (20,664) (405,803)
Net increase (decrease) .......................... (61,446) $(1,006,773) (19,198) $(376,489)
Year ended July 31, 2025
Shares sold ................................... 863 $13,882 4,135 $79,065
Shares issued in reinvestment of distributions .......... 917 14,789 838 15,739
Shares issued on reorganization .................... 55,848 913,675 — —
Shares redeemed
a
.............................. (24,574) (393,830) (10,020) (189,906)
Net increase (decrease) .......................... 33,054 $548,516 (5,047) $(95,102)
Class R

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended January 31, 2026
Shares sold ................................... 3,339 $57,018 6,264 $128,420
Shares issued in reinvestment of distributions .......... 1,292 22,109 257 5,167
Shares redeemed ............................... (669) (11,485) (42) (866)
Net increase (decrease) .......................... 3,962 $67,642 6,479 $132,721
Year ended July 31, 2025
Shares sold ................................... 4,204 $70,257 531 $10,252
Shares issued in reinvestment of distributions .......... 979 16,204 42 802
Shares issued on reorganization .................... 38,034 638,595 — —
Shares redeemed ............................... (4,873) (82,116) (17) (344)
Net increase (decrease) .......................... 38,344 $642,940 556 $10,710
Class R3
Class R3 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 16,350 $281,131 11,986 $320,522
Shares issued in reinvestment of distributions .......... 4,490 77,269 4,184 111,790
Shares redeemed ............................... (44,069) (757,253) (21,276) (566,816)
Net increase (decrease) .......................... (23,229) $(398,853) (5,106) $(134,504)
Year ended July 31, 2025
Shares sold ................................... 11,908 $198,500 43,576 $1,122,959
Shares issued in reinvestment of distributions .......... 2,371 39,476 5,428 135,856
Shares issued on reorganization .................... 200,870 3,392,684 — —
Shares redeemed ............................... (25,447) (424,779) (74,142) (1,879,942)
Net increase (decrease) .......................... 189,702 $3,205,881 (25,138) $(621,127)
Class R4
Class R4 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 3,095 $53,387 6,290 $169,849
Shares issued in reinvestment of distributions .......... 1,276 21,996 2,262 60,444
Shares redeemed ............................... (2,295) (39,833) (3,628) (97,350)
Net increase (decrease) .......................... 2,076 $35,550 4,924 $132,943
Year ended July 31, 2025
Shares sold ................................... 13,855 $230,581 9,970 $256,784
Shares issued in reinvestment of distributions .......... 280 4,665 2,629 65,803
Shares issued on reorganization .................... 58,835 995,490 — —
Shares redeemed ............................... (16,276) (266,117) (17,570) (444,989)
Net increase (decrease) .......................... 56,694 $964,619 (4,971) $(122,402)
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
Maturity Fund
Putnam Sustainable Retirement
2030 Fund
Shares Amount Shares Amount
Class R5 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 7 $128 — $—
Shares issued in reinvestment of distributions .......... 1 8 — —
Shares redeemed ............................... (2) (29) — —
Net increase (decrease) .......................... 6 $107 — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares issued on reorganization .................... 700 11,833 — —
Shares redeemed ............................... (680) (11,920) — —
Net increase (decrease) .......................... 20 $(87) — $—
Class R6
Class R6 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 24,858 $428,539 49,989 $1,330,319
Shares issued in reinvestment of distributions .......... 3,456 59,507 3,054 81,632
Shares redeemed ............................... (15,107) (259,940) (20,728) (553,450)
Net increase (decrease) .......................... 13,207 $228,106 32,315 $858,501
Year ended July 31, 2025
Shares sold ................................... 98,026 $1,639,073 98,766 $2,529,871
Shares issued in reinvestment of distributions .......... 1,808 30,202 5,517 138,095
Shares issued on reorganization .................... 58,025 980,621 — —
Shares redeemed ............................... (47,219) (783,951) (186,490) (4,719,834)
Net increase (decrease) .......................... 110,640 $1,865,945 (82,207) $(2,051,868)
Class Y
Class Y Shares:
Six Months ended January 31, 2026
Shares sold ................................... 1,962,804 $33,760,391 5,453,170 $145,923,930
Shares issued in reinvestment of distributions .......... 679,916 11,709,631 358,577 9,556,067
Shares redeemed ............................... (3,280,328) (56,357,621) (2,017,783) (53,894,818)
Net increase (decrease) .......................... (637,608) $(10,887,599) 3,793,964 $101,585,179
Year ended July 31, 2025
Shares sold ................................... 2,985,512 $49,649,667 6,785,105 $173,009,791
Shares issued in reinvestment of distributions .......... 402,998 6,712,025 302,714 7,555,746
Shares issued on reorganization .................... 22,737,382 384,261,760 — —
Shares redeemed ............................... (1,995,708) (33,134,548) (3,151,067) (80,185,587)
Net increase (decrease) .......................... 24,130,184 $407,488,904 3,936,752 $100,379,950
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2026
Shares sold
a
................................... 98,139 $2,364,927 26,664 $659,454
Shares issued in reinvestment of distributions .......... 29,521 716,776 28,742 717,409
Shares redeemed ............................... (125,868) (3,064,784) (134,306) (3,363,383)
Net increase (decrease) .......................... 1,792 $16,919 (78,900) $(1,986,520)
Year ended July 31, 2025
Shares sold
a
................................... 526,942 $12,170,492 628,050 $14,741,851
Shares issued in reinvestment of distributions .......... 35,979 809,886 28,642 654,765
Shares redeemed ............................... (420,811) (9,599,264) (378,037) (8,704,578)
Net increase (decrease) .......................... 142,110 $3,381,114 278,655 $6,692,038
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,796) (55,870) (4,961) (98,437)
Net increase (decrease) .......................... (2,796) $(55,870) (4,961) $(98,437)
Class C
Class C Shares:
Six Months ended January 31, 2026
Shares sold ................................... 3,288 $68,607 1,590 $32,469
Shares issued in reinvestment of distributions .......... 158 3,324 717 14,677
Shares redeemed
a
.............................. (43,323) (880,311) (12,183) (243,910)
Net increase (decrease) .......................... (39,877) $(808,380) (9,876) $(196,764)
Year ended July 31, 2025
Shares sold ................................... 8,148 $157,872 6,589 $124,541
Shares issued in reinvestment of distributions .......... 1,163 22,438 773 14,568
Shares redeemed
a
.............................. (10,630) (208,256) (6,990) (133,167)
Net increase (decrease) .......................... (1,319) $(27,946) 372 $5,942
Class R
Class R Shares:
Six Months ended January 31, 2026
Shares sold ................................... 8,522 $195,475 2,772 $74,967
Shares issued in reinvestment of distributions .......... 567 12,893 66 1,788
Shares redeemed ............................... (12,411) (276,747) — (5)
Net increase (decrease) .......................... (3,322) $(68,379) 2,838 $76,750
Year ended July 31, 2025
Shares sold ................................... 5,039 $110,602 122 $3,017
Shares issued in reinvestment of distributions .......... 722 15,247 — —
Shares redeemed ............................... (1,235) (26,557) (3,590) (91,269)
Net increase (decrease) .......................... 4,526 $99,292 (3,468) $(88,252)
Class R3
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class R3 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 16,959 $520,238 12,971 $414,043
Shares issued in reinvestment of distributions .......... 3,613 111,400 2,231 71,672
Shares redeemed ............................... (11,946) (367,103) (3,545) (114,308)
Net increase (decrease) .......................... 8,626 $264,535 11,657 $371,407
Year ended July 31, 2025
Shares sold ................................... 41,600 $1,194,471 28,285 $839,270
Shares issued in reinvestment of distributions .......... 3,670 104,449 1,479 43,308
Shares redeemed ............................... (37,606) (1,089,859) (12,082) (362,386)
Net increase (decrease) .......................... 7,664 $209,061 17,682 $520,192
Class R4
Class R4 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 4,611 $141,920 5,117 $165,706
Shares issued in reinvestment of distributions .......... 716 22,067 361 11,586
Shares redeemed ............................... (4,390) (133,701) (1,598) (51,751)
Net increase (decrease) .......................... 937 $30,286 3,880 $125,541
Year ended July 31, 2025
Shares sold ................................... 9,451 $274,159 5,324 $159,884
Shares issued in reinvestment of distributions .......... 713 20,267 332 9,711
Shares redeemed ............................... (4,282) (123,931) (7,748) (229,183)
Net increase (decrease) .......................... 5,882 $170,495 (2,092) $(59,588)
Class R5
Class R5 Shares:
Six Months ended January 31, 2026
Shares sold ................................... — $— — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Class R6
Class R6 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 13,727 $422,270 11,046 $353,972
Shares issued in reinvestment of distributions .......... 3,320 102,375 2,244 72,109
Shares redeemed ............................... (14,292) (442,021) (25,585) (813,405)
Net increase (decrease) .......................... 2,755 $82,624 (12,295) $(387,324)
Year ended July 31, 2025
Shares sold ................................... 147,408 $4,305,895 105,042 $3,156,738
Shares issued in reinvestment of distributions .......... 5,543 157,641 1,117 32,707
Shares redeemed ............................... (236,847) (6,845,023) (56,165) (1,683,757)
Net increase (decrease) .......................... (83,896) $(2,381,487) 49,994 $1,505,688
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2035 Fund
Putnam Sustainable Retirement
2040 Fund
Shares Amount Shares Amount
Class Y Shares:
Six Months ended January 31, 2026
Shares sold ................................... 2,599,739 $79,928,301 1,796,409 $57,222,449
Shares issued in reinvestment of distributions .......... 204,476 6,295,803 216,855 6,948,052
Shares redeemed ............................... (1,649,191) (50,694,351) (1,123,274) (35,829,687)
Net increase (decrease) .......................... 1,155,024 $35,529,753 889,990 $28,340,814
Year ended July 31, 2025
Shares sold ................................... 4,926,688 $142,303,519 4,639,789 $137,588,922
Shares issued in reinvestment of distributions .......... 185,028 5,256,653 160,895 4,696,537
Shares redeemed ............................... (3,096,224) (89,023,965) (2,151,780) (63,713,601)
Net increase (decrease) .......................... 2,015,492 $58,536,207 2,648,904 $78,571,858
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2026
Shares sold
a
................................... 49,318 $1,155,679 35,668 $821,650
Shares issued in reinvestment of distributions .......... 29,174 698,733 20,159 473,345
Shares redeemed ............................... (109,751) (2,609,762) (116,716) (2,709,618)
Net increase (decrease) .......................... (31,259) $(755,350) (60,889) $(1,414,623)
Year ended July 31, 2025
Shares sold
a
................................... 504,514 $11,205,130 585,694 $12,573,924
Shares issued in reinvestment of distributions .......... 27,869 603,920 17,357 364,673
Shares redeemed ............................... (267,848) (5,841,982) (167,238) (3,579,928)
Net increase (decrease) .......................... 264,535 $5,967,068 435,813 $9,358,669
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,922) (53,337) (818) (16,808)
Net increase (decrease) .......................... (2,922) $(53,337) (818) $(16,808)
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended January 31, 2026
Shares sold ................................... 932 $18,528 1,121 $24,763
Shares issued in reinvestment of distributions .......... 269 5,398 161 3,608
Shares redeemed
a
.............................. (25,010) (484,279) (20,953) (454,134)
Net increase (decrease) .......................... (23,809) $(460,353) (19,671) $(425,763)
Year ended July 31, 2025
Shares sold ................................... 3,612 $66,299 5,601 $112,884
Shares issued in reinvestment of distributions .......... 742 13,441 194 3,886
Shares redeemed
a
.............................. (8,866) (164,781) (9,415) (191,077)
Net increase (decrease) .......................... (4,512) $(85,041) (3,620) $(74,307)
Class R
Class R Shares:
Six Months ended January 31, 2026
Shares sold ................................... 362 $9,275 5,898 $133,898
Shares issued in reinvestment of distributions .......... 36 920 124 2,847
Shares redeemed ............................... (1) (26) (4,818) (106,960)
Net increase (decrease) .......................... 397 $10,169 1,204 $29,785
Year ended July 31, 2025
Shares sold ................................... 1,463 $34,986 6,426 $136,195
Shares issued in reinvestment of distributions .......... 4 103 119 2,434
Shares redeemed ............................... (4,168) (100,471) (3,455) (72,465)
Net increase (decrease) .......................... (2,701) $(65,382) 3,090 $66,164
Class R3
Class R3 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 14,158 $453,610 14,441 $332,049
Shares issued in reinvestment of distributions .......... 1,826 59,125 1,589 37,189
Shares redeemed ............................... (7,952) (256,766) (27,132) (627,498)
Net increase (decrease) .......................... 8,032 $255,969 (11,102) $(258,260)
Year ended July 31, 2025
Shares sold ................................... 27,086 $793,927 18,967 $404,259
Shares issued in reinvestment of distributions .......... 1,441 41,951 1,162 24,349
Shares redeemed ............................... (24,610) (725,769) (13,694) (294,698)
Net increase (decrease) .......................... 3,917 $110,109 6,435 $133,910
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class R4 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 4,542 $147,011 5,753 $132,906
Shares issued in reinvestment of distributions .......... 577 18,668 335 7,834
Shares redeemed ............................... (434) (13,842) (7,505) (177,527)
Net increase (decrease) .......................... 4,685 $151,837 (1,417) $(36,787)
Year ended July 31, 2025
Shares sold ................................... 4,601 $136,302 5,956 $126,650
Shares issued in reinvestment of distributions .......... 450 13,109 191 3,993
Shares redeemed ............................... (3,604) (109,208) (1,543) (32,698)
Net increase (decrease) .......................... 1,447 $40,203 4,604 $97,945
Class R5
Class R5 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 35 $1,143 — $—
Shares issued in reinvestment of distributions .......... 2 51 — —
Shares redeemed ............................... (4) (120) — —
Net increase (decrease) .......................... 33 $1,074 — $—
Year ended July 31, 2025
Shares sold ................................... 79 $2,302 — $—
Shares redeemed ............................... (3) (85) — —
Net increase (decrease) .......................... 76 $2,217 — $—
Class R6
Class R6 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 18,632 $597,411 16,716 $388,876
Shares issued in reinvestment of distributions .......... 2,190 70,939 3,065 71,824
Shares redeemed ............................... (32,132) (1,025,059) (13,589) (320,586)
Net increase (decrease) .......................... (11,310) $(356,709) 6,192 $140,114
Year ended July 31, 2025
Shares sold ................................... 149,977 $4,519,148 149,484 $3,227,772
Shares issued in reinvestment of distributions .......... 1,805 52,589 2,962 62,082
Shares redeemed ............................... (128,908) (3,856,479) (186,443) (3,987,102)
Net increase (decrease) .......................... 22,874 $715,258 (33,997) $(697,248)
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2045 Fund
Putnam Sustainable Retirement
2050 Fund
Shares Amount Shares Amount
Class Y Shares:
Six Months ended January 31, 2026
Shares sold ................................... 1,682,057 $54,048,361 1,872,205 $43,529,287
Shares issued in reinvestment of distributions .......... 151,474 4,904,729 160,136 3,747,182
Shares redeemed ............................... (775,154) (24,961,560) (864,584) (20,077,903)
Net increase (decrease) .......................... 1,058,377 $33,991,530 1,167,757 $27,198,566
Year ended July 31, 2025
Shares sold ................................... 4,001,778 $118,277,144 3,857,177 $82,168,391
Shares issued in reinvestment of distributions .......... 109,747 3,195,832 108,008 2,261,681
Shares redeemed ............................... (1,883,273) (55,571,504) (1,899,183) (40,278,104)
Net increase (decrease) .......................... 2,228,252 $65,901,472 2,066,002 $44,151,968
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2026
Shares sold
a
................................... 76,236 $1,117,468 68,082 $1,051,717
Shares issued in reinvestment of distributions .......... 32,773 489,297 40,388 621,974
Shares redeemed ............................... (196,134) (2,911,631) (82,257) (1,276,008)
Net increase (decrease) .......................... (87,125) $(1,304,866) 26,213 $397,683
Year ended July 31, 2025
Shares sold
a
................................... 1,169,937 $15,891,956 704,449 $9,973,388
Shares issued in reinvestment of distributions .......... 23,093 307,138 9,250 128,854
Shares redeemed ............................... (335,885) (4,554,579) (153,880) (2,154,496)
Net increase (decrease) .......................... 857,145 $11,644,515 559,819 $7,947,746
Class B
Class B Shares:
*
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (2,772) (36,298) (1,484) (20,329)
Net increase (decrease) .......................... (2,772) $(36,298) (1,484) $(20,329)
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended January 31, 2026
Shares sold ................................... 1,197 $17,086 592 $8,942
Shares issued in reinvestment of distributions .......... 90 1,303 513 7,787
Shares redeemed
a
.............................. (20,694) (287,174) (1,262) (18,894)
Net increase (decrease) .......................... (19,407) $(268,785) (157) $(2,165)
Year ended July 31, 2025
Shares sold ................................... 3,885 $50,026 1,770 $24,459
Shares issued in reinvestment of distributions .......... 53 686 — —
Shares redeemed
a
.............................. (9,777) (128,204) (4,615) (65,381)
Net increase (decrease) .......................... (5,839) $(77,492) (2,845) $(40,922)
Class R
Class R Shares:
Six Months ended January 31, 2026
Shares sold ................................... 2,018 $30,824 422 $6,691
Shares issued in reinvestment of distributions .......... 57 872 12 189
Shares redeemed ............................... (2,794) (43,502) — —
Net increase (decrease) .......................... (719) $(11,806) 434 $6,880
Year ended July 31, 2025
Shares sold ................................... 2,932 $40,529 — $—
Shares issued in reinvestment of distributions .......... 9 129 — —
Shares redeemed ............................... (5,545) (78,874) — —
Net increase (decrease) .......................... (2,604) $(38,216) — $—
Class R3
Class R3 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 39,191 $581,162 1,774 $27,731
Shares issued in reinvestment of distributions .......... 4,775 71,953 152 2,364
Shares redeemed ............................... (12,395) (184,034) (342) (5,351)
Net increase (decrease) .......................... 31,571 $469,081 1,584 $24,744
Year ended July 31, 2025
Shares sold ................................... 74,325 $1,019,410 2,495 $35,465
Shares issued in reinvestment of distributions .......... 2,621 35,203 9 122
Shares redeemed ............................... (33,257) (451,877) (4,189) (61,006)
Net increase (decrease) .......................... 43,689 $602,736 (1,685) $(25,419)
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2055 Fund
Putnam Sustainable Retirement
2060 Fund
Shares Amount Shares Amount
Class R4 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 2,010 $30,083 2,494 $39,061
Shares issued in reinvestment of distributions .......... 606 9,145 551 8,537
Shares redeemed ............................... (1,466) (22,221) (59) (920)
Net increase (decrease) .......................... 1,150 $17,007 2,986 $46,678
Year ended July 31, 2025
Shares sold ................................... 4,330 $58,939 4,630 $65,838
Shares issued in reinvestment of distributions .......... 386 5,187 110 1,541
Shares redeemed ............................... (2,308) (31,388) (1,096) (15,525)
Net increase (decrease) .......................... 2,408 $32,738 3,644 $51,854
Class R5
Class R5 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 354 $5,391 — $—
Shares issued in reinvestment of distributions .......... 5 74 — —
Shares redeemed ............................... (6) (90) — —
Net increase (decrease) .......................... 353 $5,375 — $—
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Class R6
Class R6 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 48,294 $724,373 37,668 $588,735
Shares issued in reinvestment of distributions .......... 5,477 82,765 10,325 160,549
Shares redeemed ............................... (29,448) (444,182) (40,978) (641,900)
Net increase (decrease) .......................... 24,323 $362,956 7,015 $107,384
Year ended July 31, 2025
Shares sold ................................... 283,358 $3,976,110 233,087 $3,390,606
Shares issued in reinvestment of distributions .......... 1,756 23,633 1,473 20,693
Shares redeemed ............................... (124,110) (1,702,332) (56,874) (823,592)
Net increase (decrease) .......................... 161,004 $2,297,411 177,686 $2,587,707
Class Y
Class Y Shares:
Six Months ended January 31, 2026
Shares sold ................................... 1,609,059 $24,073,733 804,928 $12,548,598
Shares issued in reinvestment of distributions .......... 139,274 2,110,005 123,986 1,918,069
Shares redeemed ............................... (860,165) (12,925,331) (497,737) (7,742,382)
Net increase (decrease) .......................... 888,168 $13,258,407 431,177 $6,724,285
Year ended July 31, 2025
Shares sold ................................... 4,180,673 $57,357,525 2,150,516 $30,577,324
Shares issued in reinvestment of distributions .......... 78,343 1,056,853 28,274 395,557
Shares redeemed ............................... (2,117,951) (29,085,920) (1,110,448) (15,726,062)
Net increase (decrease) .......................... 2,141,065 $29,328,458 1,068,342 $15,246,819
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2065 Fund
Putnam Sustainable Retirement
2070 Fund
b
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2026
Shares sold
a
................................... 43,450 $563,885 1,034 $10,360
Shares issued in reinvestment of distributions .......... 3,582 45,418 12 133
Shares redeemed ............................... (1,446) (19,162) (2) (25)
Net increase (decrease) .......................... 45,586 $590,141 1,044 $10,468
Year ended July 31, 2025
Shares sold
a
................................... 11,669 $145,920 — $—
Shares issued in reinvestment of distributions .......... 979 11,935 — —
Shares redeemed ............................... (14,479) (180,111) — —
Net increase (decrease) .......................... (1,831) $(22,256) — $—
Class C
Class C Shares:
Six Months ended January 31, 2026
Shares sold ................................... 14 $124 1,000 $10,000
Shares issued in reinvestment of distributions .......... 1,671 21,101 10 103
Shares redeemed
a
.............................. (10,652) (139,090) — —
Net increase (decrease) .......................... (8,967) $(117,865) 1,010 $10,103
Year ended July 31, 2025
Shares sold ................................... 2,532 $31,463 — $—
Shares issued in reinvestment of distributions .......... 969 11,729 — —
Shares redeemed
a
.............................. (5,359) (65,209) — —
Net increase (decrease) .......................... (1,858) $(22,017) — $—
Class R
Class R Shares:
Six Months ended January 31, 2026
Shares sold ................................... 2,096 $27,982 1,000 $10,000
Shares issued in reinvestment of distributions .......... — — 11 118
Shares redeemed ............................... (2,096) (29,029) — —
Net increase (decrease) .......................... — $(1,047) 1,011 $10,118
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Class R3
Class R3 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 2,874 $39,490 3,706 $37,984
Shares issued in reinvestment of distributions .......... 282 3,582 8 88
Shares redeemed ............................... (156) (2,152) (2,706) (29,044)
Net increase (decrease) .......................... 3,000 $40,920 1,008 $9,028
Year ended July 31, 2025
Shares sold ................................... 237 $2,927 — $—
Shares redeemed ............................... (17) (207) — —
Net increase (decrease) .......................... 220 $2,720 — $—
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Sustainable Retirement
2065 Fund
Putnam Sustainable Retirement
2070 Fund
b
Shares Amount Shares Amount
Class R4 Shares:
Six Months ended January 31, 2026
Shares sold ................................... — $— 1,000 $10,000
Shares issued in reinvestment of distributions .......... — — 13 137
Net increase (decrease) .......................... — $— 1,013 $10,137
Year ended July 31, 2025
Shares sold ................................... — $— — $—
Class R5
Class R5 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 456 $6,157 1,000 $10,000
Shares issued in reinvestment of distributions .......... 123 1,570 13 143
Shares redeemed ............................... (24) (305) — —
Net increase (decrease) .......................... 555 $7,422 1,013 $10,143
Year ended July 31, 2025
Shares sold ................................... 873 $10,855 — $—
Shares issued in reinvestment of distributions .......... 7 86 — —
Shares redeemed ............................... (34) (435) — —
Net increase (decrease) .......................... 846 $10,506 — $—
Class R6
Class R6 Shares:
Six Months ended January 31, 2026
Shares sold ................................... 4,890 $65,400 93,000 $930,004
Shares issued in reinvestment of distributions .......... 1,516 19,345 1,279 13,671
Shares redeemed ............................... (3,082) (39,540) — —
Net increase (decrease) .......................... 3,324 $45,205 94,279 $943,675
Year ended July 31, 2025
Shares sold ................................... 5,222 $65,683 — $—
Shares issued in reinvestment of distributions .......... 406 4,973 — —
Shares redeemed ............................... (5,945) (75,938) — —
Net increase (decrease) .......................... (317) $(5,282) — $—
Class Y
Class Y Shares:
Six Months ended January 31, 2026
Shares sold ................................... 92 $1,224 1,000 $10,000
Shares issued in reinvestment of distributions .......... 17 224 13 143
Shares redeemed ............................... (2) (21) — —
Net increase (decrease) .......................... 107 $1,427 1,013 $10,143
Year ended July 31, 2025
Shares sold ................................... 223 $2,789 — $—
Shares issued in reinvestment of distributions .......... 1 10 — —
Shares redeemed ............................... (125) (1,578) — —
Net increase (decrease) .......................... 99 $1,221 — $—
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management Fees
Each Fund pays Advisers a management fee. The fee for each fund is calculated and paid monthly based on an annual rate and the Fund’s average net assets for the month. For Putnam Sustainable Retirement Maturity Fund, the annual rate is 0.46%.
For each of the other Funds, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the Fund’s name (the
“Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 1, 2025 (commencement of operations) to January 31, 2026.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Gross effective investment management fee rate ................... 0.460% 0.475% 0.485%
Putnam
Sustainable
Retirement
2040 Fund
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Gross effective investment management fee rate ................... 0.495% 0.505% 0.516%
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Putnam
Sustainable
Retirement
2065 Fund
Gross effective investment management fee rate ................... 0.525% 0.536% 0.545%
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Advisers retained Putnam Management as subadvisor for the Funds. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Funds. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Funds, which may include a mark-up not to exceed 15%
over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Advisers an allocated amount for the compensation and related expenses of certain officers of the
Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Putnam
Sustainable
Retirement
2070 Fund
Gross effective investment management fee rate ..................................................... 0.550%
Maximum % Approved %
Class A ...................................................................... 0.35% 0.25%
Class C ...................................................................... 1.00% 1.00%
Class R ...................................................................... 1.00% 0.50%
Class R3 ..................................................................... 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to each Fund and receives fees for investor servicing at the following Class specific rates.
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the Underlying
Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,383 $837 $1,971 $945
CDSC retained ........................... $49 $— $79 $52
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,282 $847 $1,298 $921
CDSC retained ........................... $179 $53 $8 $10
Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $176 $—
CDSC retained ............................................................. $11 $—
Maximum %
Class A ..................................................................................... 0.125%
Class C ..................................................................................... 0.125%
Class R ..................................................................................... 0.275%
Class R3 .................................................................................... 0.275%
Class R4 .................................................................................... 0.275%
Class R5 .................................................................................... 0.125%
Class R6 .................................................................................... 0.025%
Class Y ..................................................................................... 0.125%
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For certain Funds, and specific classes of shares within those Funds, the acquired fund fee and expense waiver may exceed the contractually capped net expense ratio of a share class, resulting in a negative net expense ratio for that share class.
When there is a significant concentration of shareholder investments in share classes with negative net expense ratios, this may result in negative total expenses, as disclosed in the Statements of Operations.
Investments in FT Underlying Funds for the period ended January 31, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement Maturity Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 330,503,763 $ 5,899,222 $ (10,658,141) $ (16,287) $ 4,935,154 $ 330,663,711 6,696,322 $ 6,124,708
Putnam ESG High Yield ETF ... 107,502,179 3,400,789 (3,484,264) 155,959 1,158,494 108,733,157 2,075,084 3,428,628
a
Total Controlled Affiliates .... $438,005,942 $9,300,011 $(14,142,405) $139,672 $6,093,648 $439,396,868 $9,553,336
Non-Controlled Affiliates
Putnam ESG Ultra Short ETF .. 36,371,015 1,362,472 (1,237,733) 13,129 99,578 36,608,461 720,639 834,999
Putnam Government Money Market
Fund, Class G, 3.484% ....... 1,018,495 34,573,776 (33,909,618) — — 1,682,653 1,682,653 26,265
Putnam PanAgora ESG
International Equity ETF ...... 26,622,100 1,197,221 (1,848,046) 501,266 1,310,234 27,782,775 991,180 2,202,707
a
Putnam Sustainable Future ETF . 46,032,801 1,386,911 (1,969,833) 583,857 (2,599,032) 43,434,704 1,753,910 —
Putnam Sustainable Leaders ETF 91,905,636 1,299,473 (10,181,311) 3,816,152 2,269,160 89,109,110 2,426,058 354,664
Total Non-Controlled Affiliates $201,950,047 $39,819,853 $(49,146,541) $4,914,404 $1,079,940 $198,617,703 $3,418,635
Total Affiliated Securities .... $639,955,989 $49,119,864 $(63,288,946) $5,054,076 $7,173,588 $638,014,571 $12,971,971
Putnam Sustainable Retirement 2030 Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. 200,449,641 54,456,552 — — 2,945,818 257,852,011 5,221,801 4,124,381
Non-Controlled Affiliates
Putnam ESG High Yield ETF ... 27,981,593 8,632,645 — — 362,709 36,976,947 705,675 1,019,841
a
Putnam ESG Ultra Short ETF .. 32,078,921 9,400,844 — — 115,326 41,595,091 818,801 820,866
Putnam Government Money Market
Fund, Class G, 3.484% ....... 1,425,496 30,518,271 (30,958,424) — — 985,343 985,343 29,521
Putnam PanAgora ESG
International Equity ETF ...... 22,849,080 5,521,493 (1,430,204) 398,978 1,155,979 28,495,326 1,016,601 2,199,674
a
Putnam Sustainable Future ETF . 39,772,920 9,101,656 (2,262,224) 671,989 (2,713,541) 44,570,800 1,799,786 —
Putnam Sustainable Leaders ETF 78,644,710 20,478,813 (6,943,335) 2,695,189 2,827,305 97,702,682 2,660,024 375,857
Total Non-Controlled Affiliates $202,752,720 $83,653,722 $(41,594,187) $3,766,156 $1,747,778 $250,326,189 $4,445,759
Total Affiliated Securities .... $403,202,361 $138,110,274 $(41,594,187) $3,766,156 $4,693,596 $508,178,200 $8,570,140
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2035 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 114,932,462 $ 18,616,484 $ (5,648,206) $ 18,315 $ 1,686,097 $ 129,605,152 2,624,654 $ 2,232,644
Putnam ESG High Yield ETF ... 18,316,120 4,083,364 (703,651) 33,751 203,023 21,932,607 418,566 636,272
a
Putnam ESG Ultra Short ETF .. 23,665,591 4,762,327 (928,201) 7,415 71,782 27,578,914 542,892 581,150
Putnam Government Money Market
Fund, Class G, 3.484% ....... 1,083,371 23,079,982 (23,519,731) — — 643,622 643,622 21,798
Putnam PanAgora ESG
International Equity ETF ...... 31,935,416 5,413,197 (1,990,361) 562,435 1,659,582 37,580,269 1,340,716 2,920,682
a
Putnam Sustainable Future ETF . 55,865,137 8,012,731 (2,434,221) 731,482 (3,421,427) 58,753,702 2,372,497 —
Putnam Sustainable Leaders ETF 110,817,507 16,345,650 (10,477,406) 4,051,236 3,647,652 124,384,639 3,386,459 486,029
Total Non-Controlled Affiliates $356,615,604 $80,313,735 $(45,701,777) $5,404,634 $3,846,709 $400,478,905 $6,878,575
Total Affiliated Securities .... $356,615,604 $80,313,735 $(45,701,777) $5,404,634 $3,846,709 $400,478,905 $6,878,575
Putnam Sustainable Retirement 2040 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 81,553,168 8,666,932 (2,301,368) 948 1,222,792 89,142,472 1,805,238 1,546,801
Putnam ESG High Yield ETF ... 17,778,295 2,107,425 — — 226,322 20,112,042 383,822 600,152
a
Putnam ESG Ultra Short ETF .. 20,419,111 3,380,531 — — 66,909 23,866,551 469,814 507,073
Putnam Government Money Market
Fund, Class G, 3.484% ....... 1,838,471 22,987,666 (23,373,414) — — 1,452,723 1,452,723 23,413
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,947,270 613,714 (1,581,923) 436,122 1,062,142 9,477,325 327,765 519,118
a
Putnam PanAgora ESG
International Equity ETF ...... 43,799,852 4,826,698 (876,230) 240,598 2,822,343 50,813,261 1,812,817 3,905,952
a
Putnam Sustainable Future ETF . 67,973,124 6,106,076 (150,907) 45,458 (3,259,588) 70,714,163 2,855,465 —
Putnam Sustainable Leaders ETF 134,028,016 12,095,826 (6,618,418) 2,569,066 6,713,084 148,787,574 4,050,846 572,070
Total Non-Controlled Affiliates $376,337,307 $60,784,868 $(34,902,260) $3,292,192 $8,854,004 $414,366,111 $7,674,579
Total Affiliated Securities .... $376,337,307 $60,784,868 $(34,902,260) $3,292,192 $8,854,004 $414,366,111 $7,674,579
a
Putnam Sustainable Retirement 2045 Fund
Controlled Affiliates
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 13,719,008 1,784,719 (1,082,918) 298,394 2,138,126 16,857,329 582,996 895,232
a
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 41,234,825 5,714,735 (3,003,589) 35,822 576,209 44,558,002 902,351 770,473
Putnam ESG High Yield ETF ... 14,843,241 2,397,246 — — 189,283 17,429,770 332,633 510,343
a
Putnam ESG Ultra Short ETF .. 14,279,214 3,093,520 — — 48,923 17,421,657 342,946 356,273
Putnam Government Money Market
Fund, Class G, 3.484% ....... 308,994 18,415,764 (17,963,915) — — 760,843 760,843 18,691
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2045 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 42,691,169 $ 6,385,570 $ (516,441) $ 140,133 $ 2,846,823 $ 51,547,254 1,839,003 $ 3,927,281
a
Putnam Sustainable Future ETF . 60,306,239 8,208,277 — — (2,989,655) 65,524,861 2,645,919 —
Putnam Sustainable Leaders ETF 119,544,689 15,196,711 (5,237,207) 2,032,922 6,240,127 137,777,242 3,751,082 524,087
Total Non-Controlled Affiliates $293,208,371 $59,411,823 $(26,721,152) $2,208,877 $6,911,710 $335,019,629 $6,107,148
Total Affiliated Securities .... $306,927,379 $61,196,542 $(27,804,070) $2,507,271 $9,049,836 $351,876,958 $7,002,380
Putnam Sustainable Retirement 2050 Fund
Controlled Affiliates
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 11,815,159 1,885,925 (898,285) 247,681 1,881,082 14,931,562 516,395 768,962
a
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 24,655,153 3,090,718 (2,171,926) 15,583 346,919 25,936,447 525,243 453,611
Putnam ESG High Yield ETF ... 9,899,342 1,929,968 — — 128,128 11,957,438 228,198 339,110
a
Putnam ESG Ultra Short ETF .. 6,700,685 1,967,893 — — 23,200 8,691,778 171,098 172,482
Putnam Government Money Market
Fund, Class G, 3.484% ....... 726,400 13,389,779 (13,634,562) — — 481,617 481,617 14,418
Putnam PanAgora ESG
International Equity ETF ...... 34,710,970 5,424,093 (117,167) 29,687 2,410,103 42,457,686 1,514,723 3,207,750
a
Putnam Sustainable Future ETF . 48,689,283 6,945,262 — — (2,433,143) 53,201,402 2,148,293 —
Putnam Sustainable Leaders ETF 96,741,521 11,839,753 (4,124,084) 1,600,842 5,021,495 111,079,527 3,024,218 419,270
Total Non-Controlled Affiliates $222,123,354 $44,587,466 $(20,047,739) $1,646,112 $5,496,702 $253,805,895 $4,606,641
Total Affiliated Securities .... $233,938,513 $46,473,391 $(20,946,024) $1,893,793 $7,377,784 $268,737,457 $5,375,603
Putnam Sustainable Retirement 2055 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 11,859,095 1,540,264 (1,117,706) 34,092 142,853 12,458,598 252,301 220,000
Putnam ESG High Yield ETF ... 4,799,685 926,949 (45,245) 2,210 60,423 5,744,022 109,620 165,792
a
Putnam ESG Ultra Short ETF .. 2,707,012 439,957 (28,789) 59 8,806 3,127,045 61,556 67,284
Putnam Government Money Market
Fund, Class G, 3.484% ....... 484,116 8,628,248 (8,265,177) — — 847,187 847,187 10,108
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 8,151,023 1,163,655 (654,735) 182,540 1,288,090 10,130,573 350,357 532,680
a
Putnam PanAgora ESG
International Equity ETF ...... 24,091,188 3,519,400 (333,244) 90,852 1,617,207 28,985,403 1,034,085 2,222,648
a
Putnam Sustainable Future ETF . 33,748,757 4,471,095 (296,766) 87,080 (1,751,620) 36,258,546 1,464,134 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2055 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Sustainable Leaders ETF $ 66,738,260 $ 7,289,550 $ (3,647,646) $ 1,417,706 $ 3,246,956 $ 75,044,826 2,043,148 $ 290,044
Total Non-Controlled Affiliates $152,579,136 $27,979,118 $(14,389,308) $1,814,539 $4,612,715 $172,596,200 $3,508,556
Total Affiliated Securities .... $152,579,136 $27,979,118 $(14,389,308) $1,814,539 $4,612,715 $172,596,200 $3,508,556
Putnam Sustainable Retirement 2060 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 3,306,253 530,655 (305,231) 4,851 44,157 3,580,685 72,513 61,257
Putnam ESG High Yield ETF ... 1,307,344 306,436 (29,860) 1,403 15,531 1,600,854 30,551 46,573
a
Putnam ESG Ultra Short ETF .. 832,471 145,972 (22,558) 31 2,680 958,596 18,870 20,420
Putnam Government Money Market
Fund, Class G, 3.484% ....... 241,717 4,387,224 (4,572,135) — — 56,806 56,806 4,172
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 3,946,226 622,125 (357,897) 100,636 607,756 4,918,846 170,114 258,422
a
Putnam PanAgora ESG
International Equity ETF ...... 11,664,313 1,928,625 (334,177) 98,007 715,077 14,071,845 502,028 1,083,973
a
Putnam Sustainable Future ETF . 16,335,582 2,492,342 (344,983) 97,034 (906,146) 17,673,829 713,676 —
Putnam Sustainable Leaders ETF 32,440,010 3,575,555 (2,083,834) 780,658 1,431,621 36,144,010 984,046 139,224
Total Non-Controlled Affiliates $70,073,916 $13,988,934 $(8,050,675) $1,082,620 $1,910,676 $79,005,471 $1,614,041
Total Affiliated Securities .... $70,073,916 $13,988,934 $(8,050,675) $1,082,620 $1,910,676 $79,005,471 $1,614,041
Putnam Sustainable Retirement 2065 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 25,250 12,223 (3,845) 76 269 33,973 688 468
Putnam ESG High Yield ETF ... 10,301 6,437 (418) 21 112 16,453 314 367
a
Putnam ESG Ultra Short ETF .. 6,583 6,951 (507) 2 27 13,056 257 184
Putnam Government Money Market
Fund, Class G, 3.484% ....... 4,811 458,308 (455,291) — — 7,828 7,828 132
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 55,545 33,752 (6,625) 1,859 9,096 93,627 3,238 3,739
a
Putnam PanAgora ESG
International Equity ETF ...... 164,188 103,845 (9,159) 2,419 10,206 271,499 9,686 15,704
a
Putnam Sustainable Future ETF . 231,002 135,037 (9,599) 2,899 (18,357) 340,982 13,769 —
Putnam Sustainable Leaders ETF 457,721 252,561 (41,192) 15,381 12,811 697,282 18,984 2,017
Total Non-Controlled Affiliates $955,401 $1,009,114 $(526,636) $22,657 $14,164 $1,474,700 $22,611
Total Affiliated Securities .... $955,401 $1,009,114 $(526,636) $22,657 $14,164 $1,474,700 $22,611
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each Fund through at least November 30, 2028 for all the funds (with the exception of Putnam Sustainable Retirement 2060 Fund and Putnam
Sustainable Retirement 2070 Fund, where the contractual agreements are through November 30, 2035 and November 30,
2026) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the Funds
(exclusive of payments under the Funds' distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the Funds' average net assets.
Advisers has contractually agreed to waive fees and/or reimburse expenses of each Fund through at least November 30, 2028 for all the funds (with the exception of Putnam Sustainable Retirement 2060 Fund, where the contractual agreement is through
November 30, 2035) in an amount equal to the Funds' acquired Fund fees and expenses.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2070 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. $ — $ 28,764 $ (4,092) $ 20 $ 146 $ 24,838 503 $ 475
Putnam ESG High Yield ETF ... — 12,201 (366) 3 109 11,947 228 364
a
Putnam ESG Ultra Short ETF .. — 9,025 (355) — 17 8,687 171 184
Putnam Government Money Market
Fund, Class G, 3.484% ....... — 15,146 (11,913) — — 3,233 3,233 58
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... — 64,906 (6,239) 610 9,917 69,194 2,393 3,602
a
Putnam PanAgora ESG
International Equity ETF ...... — 195,655 (9,353) 747 12,048 199,097 7,103 15,128
a
Putnam Sustainable Future ETF . — 266,209 (8,047) (33) (8,404) 249,725 10,084 —
Putnam Sustainable Leaders ETF — 502,921 (34,075) 2,973 37,663 509,482 13,871 1,943
Total Non-Controlled Affiliates $— $1,094,827 $(74,440) $4,320 $51,496 $1,076,203 $21,754
Total Affiliated Securities .... $— $1,094,827 $(74,440) $4,320 $51,496 $1,076,203 $21,754
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Annual rates
Class A ..................................................................................... 0.60%
Class C ..................................................................................... 0.60%
Class R ..................................................................................... 0.75%
Class R3 .................................................................................... 0.75%
Class R4 .................................................................................... 0.75%
Class R5 .................................................................................... 0.60%
Class R6 .................................................................................... 0.50%
Class Y ..................................................................................... 0.60%
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Effective February 27, 2026, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of each Fund will be limited to 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70% for Class A, C, R, R3, R4, R5, R6,
and Y shares, respectively, based on the average net assets of each Class.
h. Other Affiliated Transactions
At January 31, 2026, Putnam Investment Holdings, LLC owned 6.7% of Putnam Sustainable Retirement 2065 Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2025, the deferred losses were as follows:
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 1,204 $ —
Long term ............................. 58,381,314 14,740,367 5,622,473 5,606,373
Total capital loss carryforwards ............ $58,381,314
*
$14,740,367 $5,623,677 $5,606,373
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ — $ — $ 18,269
Long term .............................................. 3,497,747 2,041,698 —
Total capital loss carryforwards ............................. $3,497,747 $2,041,698 $18,269
*
Includes $20,023,671 from the merged Putnam Sustainable Retirement 2025 Fund which may be carried over to offset future capital gains, subject to certain limitations.
Putnam
Sustainable
Retirement 2065
Fund
Late-year ordinary loss .........................................................................
$1,819
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and regulated investment companies.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, were as follows:
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
a a a a a
Cost of investments ....................... $604,743,738 $481,387,096 $361,686,879 $357,712,091
Unrealized appreciation ..................... $34,685,147 $27,515,781 $39,300,649 $57,134,889
Unrealized depreciation ..................... (1,414,314) (724,677) (508,623) (480,869)
Net unrealized appreciation (depreciation) ....... $33,270,833 $26,791,104 $38,792,026 $56,654,020
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
a a a a a
Cost of investments ....................... $301,452,133 $227,047,279 $147,224,871 $69,680,737
Unrealized appreciation ..................... $50,605,930 $41,814,386 $25,427,836 $9,359,047
Unrealized depreciation ..................... (181,105) (124,208) (56,507) (34,313)
Net unrealized appreciation (depreciation) ....... $50,424,825 $41,690,178 $25,371,329 $9,324,734
Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
a a a
Cost of investments ......................................................... $1,315,197 $1,024,707
Unrealized appreciation ....................................................... $159,896 $59,900
Unrealized depreciation ....................................................... (393) (8,404)
Net unrealized appreciation (depreciation) ......................................... $159,503 $51,496
Putnam
Sustainable
Retirement
Maturity Fund
Putnam
Sustainable
Retirement
2030 Fund
Putnam
Sustainable
Retirement
2035 Fund
Putnam
Sustainable
Retirement
2040 Fund
Purchases .............................. $14,546,089 $107,592,003 $57,233,753 $37,797,203
Sales .................................. $29,379,328 $10,635,763 $22,182,046 $11,528,848
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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6. Concentration of Risk
Investing in exchange-traded funds with a focus on companies or issuers that exhibit a commitment to Environmental, Social and Governance (ESG) factors may result in the Fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Advisers make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the
Fund invests, the Fund may temporarily hold securities that are inconsistent with its ESG investment criteria.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2026, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedules of Investments.
8. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Putnam
Sustainable
Retirement
2045 Fund
Putnam
Sustainable
Retirement
2050 Fund
Putnam
Sustainable
Retirement
2055 Fund
Putnam
Sustainable
Retirement
2060 Fund
Purchases .............................. $42,780,777 $33,083,611 $19,350,870 $9,601,710
Sales .................................. $9,840,155 $7,311,462 $6,124,131 $3,478,540
Putnam
Sustainable
Retirement
2065 Fund
Putnam
Sustainable
Retirement
2070 Fund
Purchases ................................................................ $550,805 $1,079,682
Sales .................................................................... $71,345 $62,528
5. Investment Transactions
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
8. Operating Segments
(continued)

Putnam Target Date Funds

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BOARD APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS
(unaudited)
Putnam Retirement Advantage Plus 2070 Fund
1
Trustee approval of management contracts
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), the initial subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and the initial subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines annually whether to approve the Putnam Funds’ management contracts, including with respect to your fund’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your fund between the Advisor and each Subadvisor. Because the
Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
1
Prior to February 27, 2026, the fund was known as Putnam Sustainable Retirement 2070 Fund.

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Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the
Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the
Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the other Putnam Retirement Advantage Plus Funds
2
(the “RAP Funds”). The
Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding your fund. The Contract Committee recommended, and the Independent Trustees approved, your fund’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
1. That the terms of the Management Contracts for your fund would be identical to the existing management and subadvisory contracts for the RAP Funds;
2. That the proposed fee schedule to be in effect for your fund would represent reasonable compensation in light of the nature and quality of the services to be provided to your fund, the fees paid by competitive funds, the costs to be incurred by the
Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
3. That the proposed fee schedule to be in effect for your fund would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at expected asset levels;
4. That your fund would be expected to benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for your fund to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
5. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
6. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the proposed management arrangements for your fund were considered in light of fee arrangements for the other RAP Funds, which are the result of several years of review and discussion between the Independent Trustees and the Advisor, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements for the other RAP Funds in the current and prior years.
Management fee schedules and total expenses
The Trustees considered the proposed management fee schedule to be in effect for your fund, including fee levels and any breakpoints. The Trustees also reviewed the expected total expenses of your fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders.
The Trustees considered that your fund’s proposed management fee is set each fiscal year based on a defined fee schedule in which the management fee rate declines as your fund approaches the target year indicated in its name.
2
Prior to February 27, 2026, the RAP Funds were known as the Putnam Sustainable Retirement Funds.

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The Trustees also focused on the competitiveness of your fund’s expected total expense ratio. The Trustees considered that your fund will invest its assets in other Putnam Funds that themselves pay management fees to Putnam Management. Your fund will indirectly bear these fees, and the other expenses of the other Putnam Funds in which it will invest. The Trustees noted that the Adviser agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30,
2026, in an amount equal to the fund’s acquired fund fees and expenses. The Adviser also agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.60% for
Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.75% for Class R shares, Class R3 shares and Class
R4 shares and 0.50% for Class R6 shares) through at least November 30, 2026.
3
The Advisor’s commitment to this expense
limitation arrangement, which is intended to support an effort to have your fund’s expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s initial Management Contracts.
As the Advisor could not report any financial results from its relationship with your Fund because your Fund had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to your fund. The
Trustees concluded that the fee schedule to be in place for your fund would represent reasonable compensation for the services to be provided and would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their initial contract review for your fund included information regarding services provided and fees charged by the Advisor and certain affiliates to the RAP Funds. The Trustees also reviewed the Fund’s proposed fees and expenses relative to competitor funds.
Investment performance
Because your fund was not yet operational, the Trustees were not able to consider your fund’s performance before their initial approval of your fund’s Management Contracts.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments your fund makes to the Advisor for distribution services and investor services. In conjunction with the initial review of your fund’s proposed management and sub-advisory contracts, the Trustees reviewed your fund’s proposed investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its proposed distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees considered that such agreements would be the same as those currently in place for the RAP Funds.
The Trustees concluded that the fees to be paid by your fund to PSERV and Franklin Distributors for such services would be fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs to be incurred by PSERV and Franklin Distributors in providing such services.
3
Effective February 27, 2026, the total expense cap on each class of the Fund increased by 0.10%.

Putnam Target Date Funds

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Furthermore, the Trustees were of the view that the investor services to be provided by PSERV would be required for the operation of the mutual funds, and that they would be of a quality at least equal to those provided by other providers.

PSRF-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026